Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Aggressive Growth Fund

President's Message

Dear Shareholder:

Federated Aggressive Growth Fund was created in 1996 and I am pleased to present its fourth Semi-Annual Report. As of April 30, 2000, the fund's total assets of $298.4 million were spread across approximately 136 stocks in a variety of small-, mid-, and large-cap companies.1 These are not necessarily household names, but the companies are selected for their growth potential. The fund's managers seek to buy companies you will learn of in the next year or so, these are stocks for aggressive stock owners.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from November 1, 1999 to April 30, 2000. It begins with an interview with Keith J. Sabol, Vice President, who co-manages the fund with Aash M. Shah, Vice President, both of Federated Investment Management Company. Following their discussion are two additional items of shareholder interest. First is a complete listing of the fund's stock holdings, and second, is the publication of the fund's financial statements.

During the reporting period, Federated Aggressive Growth Fund's portfolio was spread across 8 industry sectors. Its focus, however, was on technology (64.9% of assets) and communication services (3.6% of assets).2 The stock market experienced volatility toward the end of the fund's reporting period, yet Federated Aggressive Growth Fund produced strong returns for the six-month reporting period of more than 23% across all share classes. These returns were superior to the 17.12% return of its benchmark, the Standard & Poor's ("S&P")/Barra 600 Growth Index.3

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Funds that have higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

3 The S&P/Barra 600 Growth Index is an unmanaged capitalization-weighted index of all the stocks in the S&P 600 that have high price-to-book ratios. Investments cannot be made in an index.

As of April 30, 2000, individual share class total return performance, including capital gains distributions, follows.4

	Total Return	Capital Gains	Net Asset Value Increase
Class A Shares	23.92%	$0.1988	$21.02 to $25.84 = 23%
Class B Shares	23.49%	$0.1988	$20.64 to $25.28 = 22%
Class C Shares	23.40%	$0.1988	$20.54 to $25.14 = 22%

We have continued to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time you have two easy, convenient ways to increase your opportunity to participate in the growth of quality American companies. First, if you are not already doing so, you can reinvest your dividends and capital gains automatically in additional shares and help your shares increase in number through the benefit of compounding. Second, you can "pay yourself first" by investing in the fund through a systematic investment program. This program withdraws a specific amount from your checking account on a regular basis to purchase more fund shares.5 For more information, contact your investment representative.

Thank you for entrusting a portion of your wealth to Federated Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

4 Performance quoted is based on net asset value, represents past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 17.12%, 17.99%, and 22.40%, respectively.

5 Systematic investing does not assure a profit or protect against a loss in declining markets.

Keith J. Sabol

Vice President

Federated Investment Management Company

Aash M. Shah, CFA

Vice President

Federated Investment Management Company

Investment Review

What is your appraisal of the first half of the fund's fiscal year ended April 30, 2000, which was a volatile yet extremely positive reporting period for the fund?

It was an outstanding six months for Federated Aggressive Growth Fund. The vast majority of small, rapidly growing companies have continued to report revenue and earnings numbers that were better than the market expected. This fundamental strength powered the fund's performance; Class A, B, and C Share returns were 23.92%, 23.49%, and 23.40%, respectively, based on net asset value for the six-month reporting period ended April 30, 2000.1 The S&P/Barra 600 Growth Index return for the reporting period was 17.12%. The fund's performance was aided by our overweight in the technology sector, particularly in a wide range of stocks with exposure to the "e" commerce theme. The fund also benefited from the market's weak performance in the financial sector, which we had underweighted.

1 Past performance is no guarantee of future results. Invest-ment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period based on offering price (i.e., less any applicable sales charge) for Class A, B, and C Shares were 17.12%, 17.99%, and 22.40%, respectively.

How was the fund diversified among sectors, and what were its top ten holdings?

As of April 30, 2000, the fund's portfolio composition and top ten holdings were as follows:

Sector	Percentage of Portfolio	Percentage of S&P 600
Technology	64.9%	26.3%
Communication Services	3.6%	0.2%
Health Care	9.1%	10.5%
Consumer Staples	3.6%	7.5%
Consumer Cyclicals	5.4%	16.6%
Capital Goods	4.1%	14.4%
Energy	6.8%	4.3%
Finance	2.5%	10.9%
Name	Percentage of Net Assets
Virata Corp.	2.1%
GlobeSpan, Inc.	1.9%
Tollgrade Communications, Inc.	1.8%
Digital Lightwave, Inc.	1.7%
Protein Design Laboratories, Inc.	1.7%
ACT Manufacturing, Inc.	1.4%
Credence Systems Corp.	1.3%
Pilot Network Services, Inc.	1.3%
E-Tek Dynamics, Inc.	1.3%
Kopin Corp.	1.3%
Total	15.8%

What were some of the fund's recent portfolio additions?

Our recent purchases included the following:

Aurora Biosciences, Inc. (0.72% of portfolio): ABSC designs, develops, and sells proprietary drug discovery systems, services and technologies to accelerate and enhance the discovery of new medicines by the pharmaceutical and bio-pharmaceutical industries.

Bluestone Software, Inc. (0.71% of portfolio): Bluestone is a provider of software for enterprise interaction management, which enables businesses to extend information over the world wide web (www) in a controlled manner and to support high volumes of users.

F5 Networks, Inc. (1.25% of portfolio): F5 is a leading provider of integrated Internet traffic and content management solutions designed to improve the availability and performance of mission-critical, Internet-based servers and applications.

As we approach mid-year, what is your outlook for growth stocks?

The recent string of rate hikes by the Federal Reserve Board has fully backed out the stimulus that had been applied as a Year 2000 insurance policy. Higher interest rates appear to be sapping the strength of the market, though solid fundamentals should allow the market's more rapidly growing companies to continue to appreciate.

Despite the rate hikes, we believe that the fund is well-positioned to benefit from the excellent fundamentals impacting the businesses of companies in which it is invested. We believe the stock market will close the year at higher levels and feel that earning, earnings expectations, and earnings surprises are key drivers of stock price performance. Therefore, we will continue to apply a quantitative "front end" approach that focuses on these key drivers.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--100.0%
		Capital Goods--4.1%
115,500	[1]	ACT Manufacturing, Inc.	$4,201,312
49,000	[1]	C-COR. NET Corp.	1,917,125
121,800	[1]	Newpark Resources, Inc.	1,004,850
93,560	[1]	Orbital Sciences Corp.	1,181,195
7,500	[1]	Three-Five Systems, Inc.	652,500
18,600	[1]	Waste Connections, Inc.	232,500
62,600	[1]	Zomax Optical Media, Inc.	2,961,762

		TOTAL	12,151,244

		Communication Services--3.6%
46,500	[1]	Adelphia Business Solutions, Inc., Class A	1,627,500
28,875	[1]	Covad Communications Group, Inc.	801,281
154,500	[1]	FirstWorld Communications, Inc., Class B	1,844,344
56,500	[1]	IDT Corp.	1,786,812
40,000	[1]	Leap Wireless International, Inc.	2,055,000
44,600	[1]	MGC Communications, Inc.	2,185,400
7,600	[1]	Nextel Partners, Inc., Class A	166,725
3,400	[1]	Tele Corp. PCS, Inc., Class A	151,725

		TOTAL	10,618,787

		Consumer Cyclicals--5.4%
37,400	[1]	Career Education Corp.	1,414,187
53,300	[1]	Children's Place Retail Stores, Inc.	1,185,925
37,000	[1]	Diamond Technology Partners, Class A	2,927,625
63,350	[1]	Insight Enterprises, Inc.	2,648,822
44,200	[1]	MIPS Technologies, Inc.	1,276,275
106,200	[1]	Modem Media.Poppe Tyson, Inc.	1,553,175
172,000	[1]	Navigant Consulting, Inc.	1,709,250
74,012	[1]	Pacific Sunwear of California	2,521,034
122,000	[1]	Webvan Group, Inc.	804,437

		TOTAL	16,040,730

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--3.6%
61,300	[1]	Citadel Communications Corp.	$2,394,531
40,500	[1]	Radio One, Inc., Class A	2,349,000
123,800	[1]	Spanish Broadcasting System, Inc., Class A	2,313,512
109,000	[1]	TiVo, Inc.	1,948,375
62,000	[1]	XM Satellite Radio Holdings, Inc., Class A	1,786,375

		TOTAL	10,791,793

		Energy--6.8%
16,300	[1]	Cooper Cameron Corp.	1,222,500
47,500		ENSCO International, Inc.	1,576,406
78,300	[1]	Grant Prideco, Inc.	1,507,275
51,895	[1]	Nabors Industries, Inc.	2,046,609
121,700	[1]	Patterson Energy, Inc.	3,438,025
32,500	[1]	Precision Drilling Corp.	1,040,000
175,670	[1]	R&B Falcon Corp.	3,645,152
52,600	[1]	UTI Energy Corp.	1,827,850
185,500	[1]	Varco International, Inc.	2,318,750
41,300		Weatherford International, Inc.	1,677,812

		TOTAL	20,300,379

		Financials--2.5%
64,900	[1]	Americredit Corp.	1,212,819
112,100	[1]	Intercept Group, Inc.	1,933,725
44,900	[1]	Metris Cos., Inc.	1,683,750
243,700	[1]	Net.Bank, Inc.	2,528,387

		TOTAL	7,358,681

		Health Care--9.1%
184,600	[1]	Advance Paradigm, Inc.	2,307,500
10,800	[1]	Affymetrix, Inc.	1,458,675
34,900	[1]	Alexion Pharmaceuticals, Inc.	1,557,412
73,500	[1]	Celgene Corp.	3,459,094
40,000	[1]	Gilead Sciences, Inc.	2,167,500
16,600	[1]	Human Genome Sciences, Inc.	1,270,937
43,300	[1]	Maxim Pharmaceuticals, Inc.	1,677,875
105,100	[1]	Microvision, Inc.	3,474,869
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
18,600	[1]	Millennium Pharmaceuticals, Inc.	$1,476,375
48,500	[1]	Protein Design Laboratories, Inc.	4,922,750
32,000	[1]	QLT Phototherapeutics, Inc.	1,778,000
164,800	[1]	Theragenics Corp.	1,637,700

		TOTAL	27,188,687

		Technology--64.9%
58,100	[1]	24/7 Media, Inc.	1,140,212
125,000	[1]	ACTV, Inc.	2,265,625
88,500	[1]	Accrue Software, Inc.	2,107,406
78,000	[1]	Active Software, Inc.	3,144,375
14,800	[1]	Aether Systems, Inc.	2,463,969
113,000	[1]	Airnet Communications Corp.	2,005,750
27,800	[1]	Allaire Corp.	1,530,737
110,500	[1]	Ancor Communications, Inc.	3,335,719
60,200	[1]	AnswerThink Consulting Group, Inc.	1,158,850
35,400	[1]	AudioCodes Ltd.	2,655,000
59,500	[1]	Aurora Biosciences, Inc.	2,156,875
19,600	[1]	Avanex Corp.	2,388,750
79,500	[1]	Aware, Inc.	3,100,500
100,000	[1]	Bluestone Software, Inc.	2,106,250
110,800	[1]	Braun Consulting, Inc.	2,770,000
86,000		Chordiant Software, Inc.	521,375
33,600	[1]	Clarent Corp.	2,284,800
61,500	[1]	Cobalt Networks, Inc.	1,944,937
64,000	[1]	Cognizant Technology Solutions Corp.	2,936,000
59,900	[1]	Concentric Network Corp.	2,605,650
94,600	[1]	Concur Technologies, Inc.	721,325
38,874	[1]	Conexant Systems, Inc.	2,327,581
27,700	[1]	Credence Systems Corp.	3,954,175
30,700	[1]	Crossroads Systems, Inc.	2,168,187
133,000	[1]	Cybersource Corp.	2,011,625
30,000	[1]	Cymer, Inc.	1,171,875
53,800	[1]	Delano Technology Corp.	588,438
40,500	[1]	Digex, Inc.	3,159,000
73,500	[1]	Digital Lightwave, Inc.	5,034,750
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
79,500	[1]	Digital River, Inc.	$1,192,500
180,000	[1]	E-Gain Communications Corp.	2,992,500
18,500	[1]	E-Tek Dynamics, Inc.	3,787,875
25,500	[1]	E.piphany, Inc.	1,684,594
73,800	[1]	EarthWeb, Inc.	1,328,400
34,200	[1]	Extreme Networks, Inc.	1,970,775
80,100	[1]	F5 Networks, Inc.	3,739,669
52,100	[1]	Firepond, Inc.	830,344
159,000	[1]	GRIC Communications, Inc.	2,474,438
84,000	[1]	Gadzoox Networks, Inc.	3,097,500
59,200	[1]	GlobeSpan, Inc.	5,624,000
42,100	[1]	Harmonic, Inc.	3,107,506
79,900		Henry Jack & Associates, Inc.	3,156,050
48,800	[1]	Hi/fn, Inc.	1,656,150
41,400	[1]	ISS Group, Inc.	3,744,113
20,400	[1]	Informatica Corp.	855,525
47,300	[1]	InterWAVE Communications International Ltd.	629,681
40,000	[1]	Internet Pictures Corp.	630,000
84,500	[1]	Intertrust Technologies Corp.	1,943,500
44,500	[1]	Kana Communications, Inc.	1,894,031
41,200	[1]	Keynote Systems, Inc.	1,848,850
48,500	[1]	Kopin Corp.	3,755,719
29,200	[1]	Liberate Technologies, Inc.	1,142,450
106,000	[1]	Lightpath Technologies, Inc.	2,610,250
79,300	[1]	MMC Networks, Inc.	2,101,450
110,400	[1]	Marimba, Inc.	2,187,300
93,000	[1]	Mastech Corp.	2,790,000
23,000	[1]	Micrel, Inc.	1,989,500
29,300	[1]	Micromuse, Inc.	2,875,063
92,900	[1]	Neon Systems, Inc.	2,055,413
44,200	[1]	NetIQ Corp.	1,624,350
63,600	[1]	Netro Corp.	2,742,750
114,800	[1]	ONYX Software Corp.	2,446,675
120,500	[1]	OTG Software, Inc.	2,651,000
35,800	[1]	PRI Automation, Inc.	2,859,525
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
89,400	[1]	Packeteer, Inc.	$2,011,500
117,600	[1]	Paradyne Networks, Inc.	3,314,850
47,500	[1]	Pharmacopedia, Inc.	1,953,438
240,500	[1]	Pilot Network Services, Inc.	3,938,188
6,400	[1]	Quantum Effect Devices, Inc.	372,800
79,600	[1]	Quokka Sports, Inc.	457,700
27,800	[1]	RF Micro Devices, Inc.	2,892,938
32,200	[1]	SCM Microsystems, Inc.	2,547,825
65,500	[1]	Satyam Infoway Ltd., ADR	2,538,125
67,700	[1]	SmartForce PLC, ADR	3,232,675
82,000	[1]	Tollgrade Communications, Inc.	5,412,000
53,300	[1]	Veeco Instruments, Inc.	3,311,263
49,400	[1]	Virata Corp.	6,187,350
18,700	[1]	Vitesse Semiconductor Corp.	1,272,769
73,200	[1]	WebTrends Corp.	2,401,875
126,000	[1]	Wink Communications, Inc.	2,488,500
131,100	[1]	Witness Systems, Inc.	1,728,881

		TOTAL	193,841,859

		TOTAL COMMON STOCKS	298,292,160

		TOTAL INVESTMENTS (IDENTIFIED COST $318,309,901)[2]	$298,292,160

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $318,309,901. The net unrealized depreciation of investments on a federal tax basis amounts to $20,017,741 which is comprised of $52,800,246 appreciation and $72,817,987 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($298,412,263) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $318,309,901)		$298,292,160
Cash		2,587,224
Cash denominated in foreign currencies (identified cost $29)		29
Receivable for investments sold		1,776,634
Receivable for shares sold		4,893,917
Deferred organizational costs		5,291

TOTAL ASSETS		307,555,255

Liabilities:
Payable for investments purchased	$8,598,401
Payable for shares redeemed	152,671
Accrued expenses	391,920

TOTAL LIABILITIES		9,142,992

Net assets for 11,701,290 shares outstanding		$298,412,263

Net Assets Consist of:
Paid in capital		$315,423,609
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(20,017,741)
Accumulated net realized gain on investments and foreign currency transactions		5,054,585
Distributions in excess of net investment income		(2,048,190)

TOTAL NET ASSETS		$298,412,263

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($130,334,389 ÷ 5,043,734 shares outstanding)		$25.84

Offering Price Per Share (100/94.50 of $25.84)[1]		$27.34

Redemption Proceeds Per Share		$25.84

Class B Shares:
Net Asset Value Per Share ($131,421,327 ÷ 5,199,589 shares outstanding)		$25.28

Offering Price Per Share		$25.28

Redemption Proceeds Per Share (94.50/100 of $25.28)[1]		$23.89

Class C Shares:
Net Asset Value Per Share ($36,656,547 ÷ 1,457,967 shares outstanding)		$25.14

Offering Price Per Share		$25.14

Redemption Proceeds Per Share (99.00/100 of $25.14)[1]		$24.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends		$9,763
Interest		107,234

TOTAL INCOME		116,997

Expenses:
Investment adviser fee	$967,292
Administrative personnel and services fee	106,100
Custodian fees	18,076
Transfer and dividend disbursing agent fees and expenses	278,656
Directors'/Trustees' fees	2,582
Auditing fees	5,837
Legal fees	1,015
Portfolio accounting fees	50,212
Distribution services fee--Class B Shares	372,079
Distribution services fee--Class C Shares	88,670
Shareholder services fee--Class A Shares	88,240
Shareholder services fee--Class B Shares	124,026
Shareholder services fee--Class C Shares	29,557
Share registration costs	57,088
Printing and postage	49,812
Miscellaneous	11,783

TOTAL EXPENSES	2,251,025

Waiver:
Waiver of investment adviser fee	(93,259)

Net expenses		2,157,766

Net operating loss		(2,040,769)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions		5,219,683
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency		(43,600,738)

Net realized and unrealized gain (loss) on investments and foreign currency transactions		(38,381,055)

Change in net assets resulting from operations		$(40,421,824)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,040,769)	$(971,976)
Net realized gain on investments and foreign currency transactions ($5,219,683 and $4,294,478), respectively, as computed for federal tax purposes)	5,219,683	4,286,845
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(43,600,738)	24,983,153

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,421,824)	28,298,022

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,999)	--
Class B Shares	(1,002)	--
Class C Shares	(420)	--
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(187,539)	--
Class B Shares	(453,818)	--
Class C Shares	(81,691)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(730,469)	--

Share Transactions:
Proceeds from sale of shares	369,504,030	70,282,661
Net asset value of shares issued to shareholders in payment of distributions declared	620,518	--
Cost of shares redeemed	(100,979,928)	(56,436,875)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	269,144,620	13,845,786

Change in net assets	227,992,327	42,143,808

Net Assets:
Beginning of period	70,419,936	28,276,128

End of period	$298,412,263	$70,419,936

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$21.02	$11.19	$13.31	$10.00
Income From Investment Operations:
Net operating loss	(0.26)[3]	(0.25)[3]	(0.20)[3]	(0.05)
Net investment realized and unrealized gain (loss) on investments and foreign currency	5.28	10.08	(1.92)	3.37

TOTAL FROM INVESTMENT OPERATIONS	5.02	9.83	(2.12)	3.32

Less Distributions:
Distributions in excess of net investment income	--	--	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTIONS	(0.20)	--	(0.00)[4]	(0.01)

Net Asset Value, End of Period	$25.84	$21.02	$11.19	$13.31

Total Return[5]	23.92%	87.85%	(15.91%)	33.21%

Ratios to Average Net Assets:

Expenses	1.76%[6]	1.76%	1.76%	1.74%[6]

Net operating loss	(1.65%)[6]	(1.60%)	(1.56%)	(0.96%)[6]

Expense waiver/reimbursement[7]	0.10%[6]	0.74%	1.36%	8.97%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$130,334	$18,078	$7,549	$4,148

Portfolio turnover	25%	99%	91%	97%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operation.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$20.64	$11.07	$13.27	$10.00
Income From Investment Operations:
Net operating loss	(0.35)[3]	(0.36)	(0.30)[3]	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	5.19	9.93	(1.90)	3.35

TOTAL FROM INVESTMENT OPERATIONS	4.84	9.57	(2.20)	3.27

Less Distributions:
Distributions in excess of net investment income	--	--	--	(0.00)[4]
Distributions from net realized gain on investments and foreign currency transactions	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTIONS	(0.20)	--	(0.00)[4]	(0.00)[4]

Net Asset Value, End of Period	$25.28	$20.64	$11.07	$13.27

Total Return[5]	$23.49%	86.45%	(16.56)%	32.75%

Ratios to Average Net Assets:

Expenses	2.51%[6]	2.51%	2.51%	2.51%[6]

Net operating loss	(2.37%)[6]	(2.34%)	(2.33%)	(1.96%)[6]

Expense waiver/reimbursement[7]	0.10%[6]	0.74%	1.32%	7.25%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$131,421	$44,091	$17,783	$7,184

Portfolio turnover	25%	99%	91%	97%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operation.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$20.54	$11.02	$13.20	$10.00
Income From Investment Operations:
Net operating loss	(0.36)[3]	(0.36)	(0.29)[3]	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	5.16	9.88	(1.89)	3.26

TOTAL FROM INVESTMENT OPERATIONS	4.80	9.52	(2.18)	3.20

Less Distributions:
Distributions in excess of net investment income	--	--	--	(0.00)[4]
Distributions from net realized gain on investments and foreign currency transactions	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTIONS	(0.20)	--	(0.00)[4]	(0.00)[4]

Net Asset Value, End of Period	$25.14	$20.54	$11.02	$13.20

Total Return[5]	23.40%	86.39%	(16.49%)	32.04%

Ratios to Average Net Assets:

Expenses	2.51%[6]	2.51%	2.51%	2.53%[6]

Net operating loss	(2.38%)[6]	(2.34%)	(2.32%)	(1.95%)[6]

Expense waiver/reimbursement[7]	0.10%[6]	0.74%	1.32%	7.23%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$36,657	$8,251	$2,944	$957

Portfolio turnover	25%	99%	91%	97%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operation.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide appreciation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund/Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Deferred Expenses

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

Options Contracts

The Fund may purchase option contracts. An option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the reporting period ended April 30, 2000, the Fund had a realized loss of $594,300 on options.

Contract	Number of Contracts	Premium
Outstanding at 11/1/1999	--	$ --

Options purchased	600	594,300

Options sold	(600)	(594,300)

Outstanding at 4/30/2000	--	--

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,255,240	$208,084,649	1,362,919	$21,757,131
Shares issued to shareholders in payment of distributions declared	7,146	176,332	--	--
Shares redeemed	(2,078,794)	(67,711,519)	(1,177,472)	(18,564,652)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,183,592	$140,549,462	185,447	$3,192,479

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,716,380	$114,841,739	2,013,691	$32,485,681
Shares issued to shareholders in payment of distributions declared	15,238	369,280	--	--
Shares redeemed	(668,134)	(19,849,824)	(1,484,175)	(24,012,690)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,063,484	$95,361,195	529,516	$8,472,991

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,488,814	$46,577,642	1,065,293	$16,039,849
Shares issued to shareholders in payment of distributions declared	3,107	74,906	--	--
Shares redeemed	(435,637)	(13,418,585)	(930,835)	(13,859,533)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,056,284	$33,233,963	134,458	$2,180,316

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,303,360	$269,144,620	849,421	$13,845,786

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended April 30, 2000, the Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organization expenses of $13,912 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the reporting period ended April 30, 2000, the Fund expensed $1,033 of organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended April 30, 2000.

Purchases	$335,083,241

Sales	$69,012,753

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Aggressive Growth Fund

Established 1996

4TH SEMI-ANNUAL REPORT

Federated
Federated Aggressive Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172875
Cusip 314172867
Cusip 314172859

G02072-01 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Large Cap Growth Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present the second Semi-Annual Report of Federated Large Cap Growth Fund. This report covers the six-month reporting period from November 1, 1999 through April 30, 2000. It begins with a discussion with the fund's portfolio manager, James E. Grefenstette, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's highly diversified stock holdings, and second is the publication of the fund's financial statements.

This fund gives you the opportunity to pursue capital appreciation and an attractive after-tax total return by owning an interest in approximately 90 of the largest U.S. companies in the domestic growth universe, high-quality, well-established companies that have helped to power the stock market's phenomenal growth in the past decade. These companies are typically world-class leaders with long histories of earnings and growth--vintage firms that have stood the test of time. These companies employ tens of thousands of people, have large domestic presences, and are expanding their markets around the globe. Their products are used worldwide, and their extensive distribution networks allow them to compete successfully in many countries and industries. As the world continues to move toward a free global market economy, these companies such as America Online, American Express, Bristol-Myers Squibb, CBS, Coca-Cola, Compaq Computer, Dell Computer, General Motors, Home Depot, Intel, Merck, Microsoft, Morgan Stanley Dean Witter and Sprint should be well positioned to benefit from growing overseas markets.

Another plus, as Jim explains, is that Federated Large Cap Growth Fund is managed to enhance after-tax returns by attempting to minimize the realization of taxable capital gains that are the nemesis of growthoriented investors.

During the reporting period, the stock market's upward momentum, as well as daily volatility, continued. Large-cap growth stocks and Internet stocks led the performers as of April 30, 2000. In this market environment, the fund produced strong total returns through appreciation in the value of its holdings. Individual share class total return performance follows.1

	Total Return	Net Asset Value Increase
Class A Shares	19.72%	$12.78 to $15.30 = 19.72%
Class B Shares	19.29%	$12.75 to $15.21 = 19.29%
Class C Shares	19.22%	$12.75 to $15.20 = 19.22%

The fund is a long-term investment, and we continue to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time, this fund is ideal to employ the dollar-cost-averaging method of investing to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations.2 By "paying yourself first" and adding to your account on a regular basis through a systematic investment program, a specific amount is withdrawn from your checking account to purchase more fund shares. Buying shares regularly, (i.e., monthly additions of the same dollar amount) you can automatically accumulate more shares in your account at lower prices. Please contact your investment representative or Federated Securities Corp. for more information.

Thank you for entrusting a portion of your wealth to Federated Large Cap Growth Fund. We welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less applicable sales charge) for Class A, B and C Shares were 13.17%, 13.79% and 18.22%, respectively.

2 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider his financial ability to continue to invest in periods of low price levels.

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the stock market over the six months ended April 30, 2000?

Continuing their pattern of the past several years, growth stocks were far and away the dominant performers in the U.S. equity market. The primary reason is that domestic economic expansion is considered mature with slower growing times ahead. In fact, the National Association of Purchasing Management's monthly business barometer--a good leading indicator of the economy--has inched lower every month since its two-year high in September 1999. Concurrently, earnings growth rates have been coming down for most public companies. This moderation encouraged investors to favor growth stocks, which usually offered less economically sensitive growth.

Small-cap stocks dominated the growth market until around the middle of March, 2000. At that time, and for a variety of reasons (rising interest rates, the Microsoft trial, etc.), stock market volatility increased measurably. This encouraged investors to move into larger stocks because they are usually more liquid and easier to trade.

Ultimately, it was a continued positive period for stocks. For the six-month reporting period ended April 30, 2000, the Standard & Poor's ("S&P") 500 Index produced a return of 17.26%.1

1 S&P 500 Index is an unmanaged index of common stocks in industry, transportation, finance and public utilities. Investments cannot be made in an index.

How has Federated Large Cap Growth Fund performed over the past six months ended April 30, 2000?

In the last quarter of 1999, the technology and communications sectors were the main catalysts, and the fund outperformed its Lipper peer-group average by over 10%.2 Several of our largest holdings ended 1999 on a upwards spike, then gave back some of those gains earlier in the year 2000. To minimize capital gains realization, we avoided trading based on such short-term market swings. We believe this strategy should help produce strong, longer-term, after-tax returns, but it precludes taking advantage of price spikes to help smooth those returns.

The fund's total returns for Class A, B and C Shares were 19.72%, 19.29% and 19.22%, respectively, based on net asset value.3

While on the subject of performance, shareholders will be pleased to hear that this fund is also managed to help reduce the burden of capital gains. What strategies are involved in bringing this benefit to shareholders?

When possible, Federated Large Cap Growth Fund strives to maximize after-tax returns by reducing the realization of capital gains through several strategies. The first is low portfolio turnover. We use a "buy and hold" strategy, buying securities with the intent of holding them for a long time and avoiding short-term trading. Second, we sell the highest-cost shares first in order to minimize capital gains distributions. Finally, we strive to match gains with losses by using realized capital losses to offset realized capital gains.

What are some of the fund's recent portfolio additions?

The fund typically only adds or deletes stocks on a semi-annual basis (at the end of December and at the end of June). The last names added (at the end of December) include Echostar, NEXTEL Communications, Colgate-Palmolive, Veritas Software, AT&T-Liberty Media, United Parcel Service and others.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period based on offering price (i.e., less any sales charge) for Class A, B and C Shares were 13.17%, 13.79%, and 18.22%, respectively.

What were the fund's top ten holdings as of April 30, 2000, and what were the industry weightings?

The top ten stock holdings and sector weightings were as follows:

Name	Percentage of Net Assets
Nokia Oyj, ADR, Class A	4.0%
EMC Corp. Mass	3.8%
Cisco Systems, Inc.	3.4%
Nortel Networks Corp.	3.3%
Oracle Corp.	3.1%
Vodafone AirTouch PLC, ADR	3.1%
AT&T Corp. - Liberty Media Group, Inc.	2.9%
Texas Instruments, Inc.	2.9%
Qualcomm, Inc.	2.7%
Sun Microsystems, Inc.	2.7%
TOTAL	31.9%

Sector	Percentage of Portfolio	S&P 500 Index
Capital Goods	5.0	8.6
Communication Services	8.4	7.3
Consumer Cyclicals	5.7	8.3
Consumer Staples	6.6	10.2
Energy	1.7	5.3
Financials	2.9	12.9
Healthcare	14.2	10.1
Technology	49.1	32.0
Transportation	0.1	0.6
Other	0.3	2.6

As we approach mid-year, what is your overall outlook for large-cap growth stocks? What sectors do you favor for the remainder of the year 2000?

Despite high values, large-cap stocks still represent the highest quality and most liquid way to participate in growth stocks. We foresee more modest domestic economic growth ahead, which will probably be required for growth stocks to continue to do well in the year 2000. We continue to believe the technology and communications services sectors, along with the biotechnology portion of the health care sector, will provide the best opportunities for growth.4

4 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investment are more diversified.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--94.0%
		Automobiles--0.4%
27,600		General Motors Corp., Class H	$2,658,225

		Beverages (Non-Alcoholic)--0.0%
100		Coca-Cola Co.	4,706
6,200		PepsiCo, Inc.	227,462

		TOTAL	232,168

		Biotechnology--3.2%
203,500	[1]	Amgen, Inc.	11,396,000
74,300	[1]	Biogen, Inc.	4,369,769
169,700	[1]	Immunex Corp.	6,681,937

		TOTAL	22,447,706

		Broadcasting--5.5%
9,200	[1]	AMFM, Inc.	610,650
403,800	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	20,164,762
61,800		CBS Corp.	3,630,750
54,500	[1]	Clear Channel Communications, Inc.	3,924,000
12,500	[1]	Cox Communications, Inc., Class A	535,156
147,200	[1]	Echostar Communications Corp., Class A	9,374,800
19,700	[1]	Infinity Broadcasting Corp., Class A	668,569

		TOTAL	38,908,687

		Cellular/Wireless Telecommunications--6.3%
98,100		Comcast Corp., Class A	3,930,131
164,600	[1]	NEXTEL Communications, Inc., Class A	18,013,412
15,800	[1]	Sprint PCS Group	869,000
464,050		Vodafone AirTouch PLC, ADR	21,810,350

		TOTAL	44,622,893

		Communications Equipment--14.8%
83,800		Lucent Technologies, Inc.	5,211,312
104,500		Motorola, Inc.	12,442,031
494,800		Nokia Oyj, Class A, ADR	28,141,750
208,800		Nortel Networks Corp.	23,646,600
179,000	[1]	Qualcomm, Inc.	19,410,312
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--continued
128,500		Telefonaktiebolaget LM Ericsson, Class B, ADR	$11,364,219
82,200	[1]	Tellabs, Inc.	4,505,587

		TOTAL	104,721,811

		Computers (Hardware)--3.3%
200		Compaq Computer Corp.	5,850
36,000	[1]	Dell Computer Corp.	1,804,500
400	[1]	Gateway, Inc.	22,100
6,200		Hewlett-Packard Co.	837,000
12,900		International Business Machines Corp.	1,439,962
209,200	[1]	Sun Microsystems, Inc.	19,233,325

		TOTAL	23,342,737

		Computers (Networking)--3.4%
345,600	[1]	Cisco Systems, Inc.	23,959,800

		Computers (Peripherals)--5.7%
194,900	[1]	EMC Corp. Mass	27,078,919
115,200	[1]	Lexmark International Group, Class A	13,593,600

		TOTAL	40,672,519

		Computers Software/Services--8.9%
55,300	[1]	America Online, Inc.	3,307,631
200		Computer Associates International, Inc.	11,162
34,600	[1]	Microsoft Corp.	2,413,350
277,100	[1]	Oracle Corp.	22,150,681
12,900		Systeme, Anwendungen, Produkte in der Datevnerarbeitung, ADR	633,712
53,400	[1]	Verisign, Inc.	7,442,625
112,450	[1]	Veritas Software Corp.	12,062,020
117,000	[1]	Yahoo, Inc.	15,239,250

		TOTAL	63,260,431

		Consumer Finance--0.5%
74,900		MBNA Corp.	1,989,531
18,800		Providian Financial Corp.	1,655,575

		TOTAL	3,645,106

Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--2.8%
34,000		General Electric Co.	$5,346,500
134,200	[1]	Solectron Corp.	6,282,238
37,100		Sony Corp., ADR	8,370,688

		TOTAL	19,999,426

		Electronics (Semiconductors)--10.8%
54,300	[1]	Broadcom Corp.	9,359,963
93,100		Intel Corp.	11,806,244
157,700	[1]	JDS Uniphase Corp.	16,351,519
334,600		Linear Technology Corp.	19,114,025
123,800		Texas Instruments, Inc.	20,163,925

		TOTAL	76,795,676

		Entertainment--0.7%
2,300		Disney (Walt) Co.	99,619
18,800		News Corp. Ltd., ADR	967,025
66,000	[1]	Viacom, Inc., Class B	3,588,750

		TOTAL	4,655,394

		Equipment (Semiconductors)--1.5%
105,500	[1]	Applied Materials, Inc.	10,741,219

		Financial (Diversified)--2.1%
3,500		American Express Co.	525,219
62,800		Citigroup, Inc.	3,732,675
11,600		Fannie Mae	699,625
126,000		Morgan Stanley, Dean Witter & Co.	9,670,500

		TOTAL	14,628,019

		Health Care (Drugs/Pharmaceuticals)--9.0%
116,100		Genentech, Inc.	13,583,700
173,500		Lilly (Eli) & Co.	13,413,719
175,900		Merck & Co., Inc.	12,225,050
308,000		Pfizer, Inc.	12,974,500
192,700		Pharmacia & Upjohn, Inc.	9,622,956
43,900		Schering Plough Corp.	1,769,719
6,400		Smithkline Beecham Corp., ADR	440,000

		TOTAL	64,029,644

Shares			Value
		COMMON STOCKS--continued
		Health Care (Medical Products/Supplies)--0.2%
15,100		Guidant Corp.	$866,363
12,800		Medtronic, Inc.	664,800

		TOTAL	1,531,163

		Health Care Diversified--1.8%
28,700		Bristol-Myers Squibb Co.	1,504,956
114,200		Johnson & Johnson	9,421,500
16,800		Warner-Lambert Co.	1,912,050

		TOTAL	12,838,506

		Household Products (Non-Durable)--0.8%
86,100		Colgate-Palmolive Co.	4,918,463
12,300		Procter & Gamble Co.	733,388

		TOTAL	5,651,851

		Insurance (Multi-Line)--0.2%
13,250		American International Group, Inc.	1,453,359

		Investment Banking/Brokerage--0.2%
25,200		Schwab (Charles) Corp.	1,121,400

		Manufacturing (Diversified)--2.2%
21,300		Corning, Inc.	4,206,750
12,600		Honeywell International, Inc.	705,600
220,500		Tyco International Ltd.	10,129,219
11,200		United Technologies Corp.	696,500

		TOTAL	15,738,069

		Metals & Mining--1.3%
100,500	[1]	Level 3 Communications, Inc.	8,944,500

		Natural Gas - Distributor - Pipe Line--0.3%
32,500		Enron Corp.	2,264,844

		Oil & Gas (Drilling & Equipment)--1.7%
154,900		Schlumberger Ltd.	11,859,531

		Personal Care--0.0%
2,200		Gillette Co.	81,400

		Retail (Building Supplies)--1.5%
140,850		Home Depot, Inc.	7,896,403
50,300		Lowe's Cos., Inc.	2,489,850

		TOTAL	10,386,253

Shares			Value
		COMMON STOCKS--continued
		Retail (Home Shopping)--0.1%
7,200	[1]	Amazon.com, Inc.	$397,350

		Retail (General Merchandising Chain)--1.3%
15,600		Costco Wholesale Corp.	843,375
9,700		Target Corp.	645,656
143,200		Wal-Mart Stores, Inc.	7,929,700

		TOTAL	9,418,731

		Retail Speciality (Apparel)--1.3%
252,700		Gap (The), Inc.	9,286,725

		Retail Stores (Drug Store)--0.2%
48,500		Walgreen Co.	1,364,063

		Services (Advertising/Marketing)--0.0%
5,400	[1]	CMG Information Services, Inc.	384,750

		Services (Commercial & Consumer)--1.5%
227,000	[1]	Gemstar International Group Ltd.	10,498,750

		Services (Computer Systems)--0.1%
10,900		Electronic Data Systems Corp.	749,375

		Services (Data Processing)--0.1%
10,700		Automatic Data Processing, Inc.	575,794

		Telephone--0.1%
8,700		Alltel Corp.	579,638

		Telephone (Long Distance)--0.7%
9,400	[1]	Global Crossing Ltd.	296,100
58,400	[1]	MCI Worldcom, Inc.	2,653,550
48,600	[1]	Qwest Communications International, Inc.	2,108,025

		TOTAL	5,057,675

		Truckers--0.1%
10,500		United Parcel Service, Inc.	698,250

		TOTAL COMMON STOCKS (IDENTIFIED COST $587,445,052)	670,203,438

Principal Amount			Value
		REPURCHASE AGREEMENTS--4.7%[2]
$33,090,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	$33,090,000

		TOTAL INVESTMENTS (IDENTIFIED COST $620,535,052)[3]	$703,293,438

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

3 The cost of investments for federal tax purposes amounts to $620,535,052. The net unrealized appreciation of investments on a federal tax basis amounts to $82,758,386 which is comprised of $118,692,250 appreciation and $35,933,864 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($708,626,281) at April 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PCs	--Participation Certificates

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $620,535,052)		$703,293,438
Income receivable		113,327
Receivable for shares sold		6,044,717

TOTAL ASSETS		709,451,482

Liabilities:
Payable for shares redeemed	$511,392
Payable for taxes withheld	5,239
Accrued expenses	308,570

TOTAL LIABILITIES		825,201

Net assets for 46,475,866 shares outstanding		$708,626,281

Net Assets Consist of:
Paid in capital		$643,736,384
Net unrealized appreciation of investments		82,758,386
Accumulated net realized loss on investments		(14,505,439)
Accumulated net operating loss		(3,363,050)

TOTAL NET ASSETS		$708,626,281

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($289,853,785 ÷ 18,945,323 shares outstanding)		$15.30

Offering Price Per Share (100/94.50 of $15.30)[1]		$16.19

Redemption Proceeds Per Share		$15.30

Class B Shares:
Net Asset Value Per Share ($367,187,367 ÷ 24,137,736 shares outstanding)		$15.21

Offering Price Per Share		$15.21

Redemption Proceeds Per Share (94.50/100 of $15.21)[1]		$14.37

Class C Shares:
Net Asset Value Per Share ($51,585,129 ÷ 3,392,807 shares outstanding)		$15.20

Offering Price Per Share		$15.20

Redemption Proceeds Per Share (99.00/100 of $15.20)[1]		$15.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $28,984)		$611,304
Interest		285,280

TOTAL INCOME		896,584

Expenses:
Investment adviser fee	$1,925,505
Administrative personnel and services fee	193,321
Custodian fees	16,174
Transfer and dividend disbursing agent fees and expenses	138,439
Directors'/Trustees' fees	1,284
Auditing fees	13,019
Legal fees	5,207
Portfolio accounting fees	62,070
Distribution services fee--Class B Shares	1,034,138
Distribution services fee--Class C Shares	133,392
Shareholder services fee--Class A Shares	252,658
Shareholder services fee--Class B Shares	344,713
Shareholder services fee--Class C Shares	44,464
Share registration costs	81,592
Printing and postage	21,955
Insurance premiums	352
Miscellaneous	2,391

TOTAL EXPENSES	4,270,674

Waiver:
Waiver of investment adviser fee	(11,040)

Net expenses		4,259,634

Net operating loss		(3,363,050)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(9,307,875)
Net change in unrealized appreciation of investments		52,487,685

Net realized and unrealized gain (loss) on investments		43,179,810

Change in net assets resulting from operations		$39,816,760

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Period Ended October 31, 1999 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(3,363,050)	$(1,085,033)
Net realized loss on investments ($(9,307,875) and $(5,068,154), respectively, as computed for federal tax purposes)	(9,307,875)	(5,197,564)
Net change in unrealized appreciation	52,487,685	29,328,728

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,816,760	23,046,131

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(960)
Class B Shares	--	--
Class C Shares	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(960)

Share Transactions:
Proceeds from sale of shares	481,655,833	260,725,123
Proceeds from shares issued in connection with the tax-free transfer of assets of Vermont National Bank, a Common Trust Fund	_	2,000,500
Cost of shares redeemed	(78,386,280)	(20,230,826)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	403,269,553	242,494,797

Change in net assets	443,086,313	265,539,968

Net Assets:
Beginning of period	265,539,968	--

End of period	$708,626,281	$265,539,968

1 For the reporting period from December 29, 1998 (date of initial public investment) to October 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30, 2000	Period Ended October 31, 1999 [1]
Net Asset Value, Beginning of Period	$12.78	$10.00
Income From Investment Operations:
Net operating loss	(0.06)	(0.08)[2]
Net realized and unrealized gain (loss) on investments	2.58	2.86

TOTAL FROM INVESTMENT OPERATIONS	2.52	2.78

Less Distributions:
Distributions from net investment income	--	(0.00)[3]

Net Asset Value, End of Period	$15.30	$12.78

Total Return[4]	19.72%	27.83%

Ratios to Average Net Assets:

Expenses	1.20%[5]	1.20%[5]

Net operating loss	(0.85%)[5]	(0.82%)[5]

Expense waiver/reimbursement[6]	--	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$289,854	$105,338

Portfolio turnover	50%	36%

1 Reflects operations for the reporting period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income did not accord with the results of operations.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30, 2000	Period Ended October 31, 1999 [1]
Net Asset Value, Beginning of Period	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.09)	(0.15)[2]
Net realized and unrealized gain (loss) on investments	2.55	2.90

TOTAL FROM INVESTMENT OPERATIONS	2.46	2.75

Less Distributions:
Distributions from net investment income	--	--

Net Asset Value, End of Period	$15.21	$12.75

Total Return[3]	19.29%	27.53%

Ratios to Average Net Assets:

Expenses	1.95%[4]	1.95%[4]

Net operating loss	(1.61%)[4]	(1.57%)[4]

Expense waiver/reimbursement[5]	--	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$367,187	$145,310

Portfolio turnover	50%	36%

1 Reflects operations for the reporting period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30, 2000	Period Ended October 31, 1999 [1]
Net Asset Value, Beginning of Period	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.08)	(0.15)[2]
Net realized and unrealized gain (loss) on investments	2.53	2.90

TOTAL FROM INVESTMENT OPERATIONS	2.45	2.75

Less Distributions:
Distributions from net investment income	--	--

Net Asset Value, End of Period	$15.20	$12.75

Total Return[3]	19.22%	27.53%

Ratios to Average Net Assets:

Expenses	1.95%[4]	1.95%[4]

Net operating loss	(1.61%)[4]	(1.57%)[4]

Expense waiver/reimbursement[5]	--	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$51,585	$14,892

Portfolio turnover	50%	36%

1 Reflects operations for the reporting period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund as follows:

Fund Shares Issued	159,784

Common Trust Fund Net Assets Received	$2,000,500

Unrealized Appreciation[1]	$941,973

1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange.

U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $5,068,154 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Prior Period Ended October 31, 1999[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,572,330	$216,845,144	8,912,362	$104,202,867
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	--	159,784	2,000,500
Shares redeemed	(2,868,519)	(46,139,410)	(830,634)	(9,305,178)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	10,703,811	$170,705,734	8,241,512	$96,898,189

	Six Months Ended April 30, 2000		Prior Period Ended October 31, 1999[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	14,590,443	$227,243,622	12,262,520	$142,135,740
Shares redeemed	(1,846,333)	(29,191,338)	(868,894)	(10,282,121)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	12,744,110	$198,052,284	11,393,626	$131,853,619

	Six Months Ended April 30, 2000		Prior Period Ended October 31, 1999[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,413,136	$37,567,067	1,224,134	$14,386,516
Shares redeemed	(188,053)	(3,055,532)	(56,410)	(643,527)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,225,083	$34,511,535	1,167,724	$13,742,989

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,673,004	$403,269,553	20,802,862	$242,494,797

1 Reflects operations for the period from December 29, 1998 (date of initial Public investment) to October 31, 1999

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the period ended April 30, 2000, Class A Shares did not incur a distribution service fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended April 30, 2000, were as follows:

Purchases	$619,907,180
Sales	$254,035,847

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Large Cap Growth Fund

Established 1998

2ND SEMI-ANNUAL REPORT

Federated
Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-02 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Small Cap Strategies Fund

President's Message

Dear Shareholder:

Federated Small Cap Strategies Fund was created in 1995, and I am pleased to present its fifth Semi-Annual Report. The fund's assets total $410 million as of April 30, 2000 with ownership of U.S. small-cap companies across 11 industry sectors. These corporations, on average, have price to earnings ratios of under 20X and average earnings per share growth rates of 27%.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from November 1, 1999 through April 30, 2000. It begins with an interview with Aash M. Shah, Vice President, who co-manages the fund with Grant K. McKay, Assistant Vice President, both of Federated Investment Management Company. Following their discussion, are three additional items of shareholder interest. First, is a series of graphs showing the fund's long-term investment performance. Second, is a complete listing of the fund's stock holdings, and third is the publication of the fund's financial statements.

Federated Small Cap Strategies Fund is managed to offer shareholders significant opportunities for long-term growth by owning a highly diversified portfolio of small cap stocks.1 These stocks, issued by companies with a typical market capitalization within the range of the Standard and Poor's ("S&P") 600 Small Cap Index,2 offer the potential for high returns over time in exchange for a higher level of risk as compared to stocks issued by large, well established companies. To help reduce risk and seek opportunities in this dynamic market, the fund's portfolio is carefully selected and broadly diversified.

During the six-month reporting period, the stock market experienced volatility, especially in the technology sector. As noted in the investment review, the sharp market correction was not limited to the small-cap arena. All major equity indices, especially those with significant technology-related exposure, declined sharply during this reporting period.3

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 The S&P 600 Small Cap Index is an unmanaged capitalization-weighted index of stocks representing all major industries in the small-cap range of the U.S. stock market. Investments cannot be made in an index.

3 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

Individual share class total return performance for the six-month reporting period follows.4

	Total Return	Net Asset Value Increase
Class A Shares	4.49%	$18.72 to $19.56 = 4.49%
Class B Shares	4.11%	$18.23 to $18.98 = 4.11%
Class C Shares	4.12%	$18.20 to $18.95 = 4.12%

There is significant day-to-day volatility in the stock market. However, regardless of the market's fluctuations, over time you can easily increase your investment in growing American companies by reinvesting your dividends and capital gains automatically in additional fund shares.

Through a systematic investment program you can add to your account on a regular basis. This program withdraws a specific amount from your checking account on a regular basis to purchase more fund shares. By employing the dollar-cost averaging method and buying shares on a regular basis (i.e. monthly additions of the same dollar amount) you can automatically accumulate more shares in your account at lower prices.5 Please contact your investment representative for more information. The fund's share price volatility makes it suitable for regular investments.

Thank you for selecting Federated Small Cap Strategies Fund to pursue your long-term financial goals. We welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

4 Past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (1.26%), (1.39%) and 3.12%, respectively.

5 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Aash M. Shah, CFA

Vice President

Federated Investment Management Company

Grant K. McKay, CFA

Assistant Vice President

Federated Investment Management Company

Investment Review

What is your analysis of the first half of the fund's fiscal year ended April 30, 2000?

The severe downturn in small-cap technology stocks during the last six weeks of the fiscal year accounted for all of the underperformance during the reporting period. This sharp market correction was not limited to small-cap stocks, as all major equity indices, especially those with significant technology related exposure, declined sharply during this reporting period.

How did Federated Small Cap Strategies Fund perform over the six-month reporting period ended April 30, 2000?

The fund's six-month total returns for Class A, B, and C Shares were 4.49%, 4.11% and 4.12%, respectively, based on net asset value.1 The technology sector which was significantly overweight helped performance during 1999. However, reporting performance was hurt during the severe correction in the last six weeks of the period.

1 Past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period based on offering price (i.e., less any applicable sales charge) for Class A, B, and C Shares were (1.26%), (1.39%), and 3.12%, respectively.

In what industry sectors are you currently finding investment opportunities?

We are currently experiencing an overweight position in the communication services sector and are underweighted in the health care, transportation, and utilities sectors. Our two largest sectors--technology and consumer cyclicals--are overweighted and underweighted, respectively.

Our goal is to remain fully invested in the best 3% of small companies we can find across a universe of more than 5,000 small companies in the United States. We have maintained our cash position below 3%, which means that the fund is fully invested. Under low inflation and moderate economic growth conditions, we feel that small-cap stocks should do very well.

What were the fund's top ten holdings as of April 30, 2000, and what were the fund's industry weightings?

The top ten holdings and sector weightings were as follows:

Name	Percentage of Net Assets
Mercury Interactive Corp.	2.1%
Comverse Technology, Inc.	1.6%
C&D Technologies, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Applied Micro Circuits Corp.	1.5%
Varian Semiconductor Equipment Associates	1.5%
Qlogic Corp.	1.4%
Calpine Corp.	1.3%
Virata Corp.	1.3%
Business Objects SA, ADR	1.3%
TOTAL	15.2%

Sector	Percentage of Net Assets	Percentage of S&P 600 Index
Technology	46.0%	26.3%
Capital Goods	8.6%	14.4%
Consumer Cyclicals	8.2%	16.6%
Health Care	7.7%	10.5%
Finance	7.1%	10.9%
Consumer Staples	5.3%	7.5%
Communication Services	3.7%	0.2%
Energy	2.6%	4.3%
Basic Materials	2.0%	3.5%
Utilities	1.9%	2.8%
Other	0.9%	0.0%

What is the long-term potential of the small-cap market?

We believe that small-cap stocks remain very attractive for long-term investors. Two powerful, long-term drivers are that valuation levels of small company stocks are extremely attractive versus larger caps; and, earnings growth in the small-cap market should outpace larger cap stocks over the next three to five years. Our analysis of the smaller cap market reveals numerous opportunities to find companies with rapidly growing revenues and earnings at attractive prices. Companies in the small-cap sector still appear very reasonably priced relative to large-cap companies.

Federated Small Cap Strategies Fund can be an ideal investment vehicle in this market environment for the following reasons: sector discipline--we stay invested in all 11 industry sectors at all times with appropriate overweights and underweights (one half to two times sector bands); and, small-cap discipline--we have kept the median capitalization of the fund below $1.0 billion, which is truly a small-cap orientation.

Although small-cap equities are more volatile than their larger counterparts, history has shown us that they seem to be an excellent long-term investment. Based on monthly historical data from 1946 to 1999, given a 15-year holding period, small-cap stocks outperformed large-cap issues 78% of the time.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $5,000 in the Class A Shares of Federated Small Cap Strategies Fund on 11/1/95, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $9,392 on 4/30/00. You would have earned a 15.05%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/00, the Class A Shares' average annual 1-year, 3-year, and since inception (11/1/95) total returns were 35.27%, 15.70%, and 19.68%, respectively. Class B Shares average annual 1-year, 3-year, and since inception (11/1/95) total returns were 36.70%, 16.08%, and 20.12%, respectively. Class C Shares' average annual 1-year, 3-year, and since inception (11/1/95) total returns were 41.19%, 17.03%, and 20.32%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, the 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 4 years (reinvesting all dividends and capital gains) grew to $6,092.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Small Cap Strategies Fund on 11/1/95, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $5,000, but your account would have reached a total value of $6,0921 by 4/30/00. You would have earned an average annual total return of 8.18%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks of small U.S. companies. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Profile--Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On November 1, 1995, they invested $5,000 in the Class A Shares of Federated Small Cap Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over four years, their original $5,000 investment along with their additional monthly $250 investments totaling $15,250 has grown to $24,260. This represents a 10.27% average annual total return. For the Rices, a dedicated program of monthly investing really paid off.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--94.0%
		Basic Materials--2.0%
118,400		Cambrex Corp.	$4,854,400
110,500	[1]	International Fibercom, Inc.	2,009,719
47,900	[1]	Stillwater Mining Co.	1,341,200

		TOTAL	8,205,319

		Capital Goods--8.6%
99,500		C&D Technologies, Inc.	6,411,531
54,900	[1]	Cognex Corp.	3,122,437
92,400	[1]	Dycom Industries, Inc.	4,804,800
109,800	[1]	Excel Technology, Inc.	3,444,975
56,500		Harman International Industries, Inc.	3,693,687
52,400	[1]	Kemet Corp.	3,903,800
144,900	[1]	Shaw Group, Inc.	5,153,006
132,400		Spartech Corp.	4,600,900

		TOTAL	35,135,136

		Communication Services--3.7%
73,800	[1]	Adelphia Business Solutions, Inc.	2,583,000
33,200	[1]	AirGate PCS, Inc.	2,846,900
152,000	[1]	Alaska Communications Systems Holdings, Inc.	1,824,000
59,300	[1]	MGC Communications, Inc.	2,905,700
16,000	[1]	Nextel Partners, Inc., Class A	351,000
58,400	[1]	TeleCorp PCS, Inc.	2,606,100
34,500	[1]	Time Warner Telecom, Inc.	1,888,875

		TOTAL	15,005,575

		Consumer Cyclicals--8.2%
119,500	[1]	Acxiom Corp.	3,226,500
106,900		Centex Corp.	2,578,962
20,200	[1]	China.com Corp., Class A	982,225
79,100	[1]	Convergys Corp.	3,480,400
70,500	[1]	DigitalThink, Inc.	1,418,812
33,500	[1]	Gemstar International Group Ltd.	1,549,375
63,600	[1]	Gentex Corp.	2,051,100
75,900		Hertz Corp., Class A	2,367,131
Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--continued
91,600	[1]	Lear Corp.	$2,742,275
60,300	[1]	Media Metrix, Inc.	1,937,138
81,200	[1]	Modem Media. Poppe Tyson, Inc.	1,187,550
50,200	[1]	ST Assembly Test Services Ltd., ADR	2,092,713
81,100	[1]	Tech Data Corp.	3,401,131
156,800	[1]	Tower Automotive, Inc.	2,450,000
168,000	[1]	United Rentals, Inc.	2,278,500

		TOTAL	33,743,812

		Consumer Staples--5.3%
71,400	[1]	Andrx Corp.	3,654,787
167,000	[1]	Charter Communications, Inc.	2,452,812
73,000	[1]	Emmis Communications, Corp., Class A	3,102,500
82,000	[1]	Patterson Dental Co.	3,946,250
265,281	[1]	Tetra Tech, Inc.	6,250,684
37,300	[1]	TiVo, Inc.	666,738
62,800	[1]	XM Satellite Radio Holdings, Inc., Class A	1,809,425

		TOTAL	21,883,196

		Energy--2.6%
18,000	[1]	Atwood Oceanics, Inc.	1,091,250
110,500	[1]	Global Industries Ltd.	1,574,625
92,800	[1]	Newfield Exploration Co.	3,770,000
82,500	[1]	Petroleum Geo-Services, ADR	1,340,625
84,300	[1]	Pride International, Inc.	1,907,288
54,700	[1]	Tuboscope, Inc.	950,413

		TOTAL	10,634,201

		Financials--7.1%
122,100	[1]	Affiliated Managers Group	4,899,262
152,600		Amex Financial Select Standard & Poor Depository Receipt	3,738,700
99,200	[1]	ICICI Ltd., ADR	2,380,800
102,800	[1]	Intercept Group, Inc.	1,773,300
85,000		Jefferies Group, Inc.	1,875,313
42,000	[1]	Pinnacle Holdings, Inc.	2,359,875
61,300		S&P 500 Depository Receipt	3,371,500
22,400		SEI Investments, Co.	2,674,000
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
36,400		Southwest Securities Group, Inc.	$1,496,950
31,000		U.S. Trust Corp.	4,770,125

		TOTAL	29,339,825

		Health Care--7.7%
8,100	[1]	Affymetrix, Inc.	1,094,006
43,800	[1]	Celgene Corp.	2,061,337
56,100	[1]	Cephalon, Inc.	3,155,625
44,600	[1]	Cubist Pharmaceuticals, Inc.	1,432,775
25,000	[1]	Human Genome Sciences, Inc.	1,914,063
53,000	[1]	IDEC Pharmaceuticals Corp.	3,392,000
65,250		Jones Pharma, Inc.	1,880,016
17,300	[1]	Medimmune, Inc.	2,766,919
37,200	[1]	Millennium Pharmaceuticals, Inc.	2,952,750
22,200	[1]	MiniMed, Inc.	2,729,213
190,900		Omnicare, Inc.	2,899,294
67,000	[1]	Sybron International Corp.	2,085,375
27,000	[1]	Techne Corp.	1,920,375
21,300		United Therapeutics Corp.	1,203,450

		TOTAL	31,487,198

		Miscellaneous--0.9%
40,000	[1]	Nasdaq-100 Shares	3,755,000

		Technology--46.0%
20,000	[1]	724 Solutions, Inc.	1,010,000
76,500	[1]	ACTV, Inc.	1,386,562
23,800	[1]	Active Software, Inc.	959,437
38,000	[1]	Adaptive Broadband Corp.	1,235,000
14,500	[1]	Aether Systems, Inc.	2,414,023
81,900	[1]	Airnet Communications Corp.	1,453,725
47,600	[1]	Alpha Industries, Inc.	2,475,200
48,500	[1]	Applied Micro Circuits Corp.	6,250,437
30,600	[1]	Avanex Corp.	3,729,375
82,000	[1]	Broadvision, Inc.	3,602,875
59,500	[1]	Burr Brown Corp.	4,053,438
53,000	[1]	Business Objects SA, ADR	5,187,375
48,000	[1]	C-Cube Microsystems, Inc.	3,084,000
17,800	[1]	Celera Genomics Group	1,468,500
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
17,600	[1]	Clarent Corp.	$1,196,800
24,500	[1]	Coherent, Inc.	1,416,406
79,600	[1]	Comverse Technology, Inc.	7,099,325
16,400	[1]	Concentric Network Corp.	713,400
48,180	[1]	Conexant Systems, Inc.	2,884,777
29,700	[1]	Cree Research, Inc.	4,321,350
47,800	[1]	Crossroads Systems, Inc.	3,375,875
42,000	[1]	Cypress Semiconductor Corp.	2,181,375
15,300	[1]	E-Tek Dynamics, Inc.	3,132,675
35,700	[1]	Extreme Networks, Inc.	2,057,212
33,300	[1]	F5 Networks, Inc.	1,554,694
143,400		FactSet Research Systems	4,122,750
82,600	[1]	Finisar Corp.	3,082,013
59,500	[1]	Firepond, Inc.	948,281
18,400	[1]	Foundry Networks, Inc.	1,674,400
21,000	[1]	GRIC Communications, Inc.	326,812
32,500	[1]	GlobeSpan, Inc.	3,087,500
44,100	[1]	Harmonic Lightwaves, Inc.	3,255,131
146,000	[1]	iGate Capital Corp.	4,380,000
116,100	[1]	Informix Corp.	1,277,100
40,500		Interlink Electronics, Inc.	1,215,000
131,562	[1]	Internet Pictures Corp.	2,072,102
15,200	[1]	Intersil Holding Corp.	532,000
33,100	[1]	Keynote Systems, Inc.	1,485,363
57,000	[1]	Lam Research Corp.	2,614,875
57,500	[1]	Lattice Semiconductor Corp.	3,874,063
38,000	[1]	Liberate Technologies, Inc.	1,486,750
32,700	[1]	Lightpath Technologies, Inc.	805,238
24,500	[1]	MCX Communications, Inc.	765,625
96,200	[1]	Mercury Interactive Corp.	8,658,000
59,400		Methode Electronics, Inc., Class A	2,475,309
46,500	[1]	Micrel, Inc.	4,022,250
43,000	[1]	National Instruments Corp.	2,096,250
14,000	[1]	Netoptix Corp.	2,469,250
80,000	[1]	Netro Corp.	3,450,000
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
21,900		Newport Corp.	$2,656,744
17,400	[1]	Next Level Communications, Inc.	1,385,475
104,700	[1]	Oak Technology, Inc.	1,472,344
52,450	[1]	Orbotech Ltd.	4,471,362
43,500	[1]	Packeteer, Inc.	978,750
90,000	[1]	Paradyne Networks, Inc.	2,536,875
18,000	[1]	Phone.com, Inc.	1,512,000
39,000	[1]	Photon Dynamics, Inc.	2,886,000
36,000	[1]	Puma Technology, Inc.	1,102,500
59,000	[1]	Qlogic Corp.	5,918,438
22,200	[1]	Quantum Effect Devices, Inc.	1,293,150
38,500	[1]	RSA Security, Inc.	2,259,469
20,500	[1]	Research in Motion Ltd.	871,250
13,300	[1]	SDL, Inc.	2,593,500
21,000	[1]	Sandisk Corp.	1,924,125
85,100	[1]	Satyam Infoway Ltd., ADR	3,297,625
53,700	[1]	Semtech Corp.	3,661,669
34,825	[1]	Sierra Wireless	1,880,113
52,000	[1]	Tibco Software, Inc.	4,631,250
91,000	[1]	Varian Semiconductor Equipment Associates, Inc.	6,119,750
41,700	[1]	Virata Corp.	5,222,925
37,700	[1]	Zoran Corp.	1,882,644

		TOTAL	188,977,856

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--1.9%
75,300		Avista Corp.	$2,226,056
58,800	[1]	Calpine Corp.	5,380,200

		TOTAL	7,606,256

		TOTAL COMMON STOCKS (IDENTIFIED COST $351,961,298)	385,773,374

		REPURCHASE AGREEMENT--5.5%
$22,485,000	[2]	Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000	22,485,000

		TOTAL INVESTMENTS (IDENTIFIED COST $374,446,298)[3]	$408,258,374

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $374,446,298. The net unrealized appreciation of investments on a federal tax basis amounts to $33,812,076 which is comprised of $94,039,462 appreciation and $60,227,386 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($410,442,628) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $374,446,298)		$408,258,374
Cash		2,857
Income receivable		62,149
Receivable for investments sold		2,101,124
Receivable for shares sold		653,398
Deferred organizational costs		17,271

TOTAL ASSETS		411,095,173

Liabilities:
Payable for investments purchased	$233,663
Payable for shares redeemed	170,399
Accrued expenses	248,483

TOTAL LIABILITIES		652,545

Net assets for 21,352,384 shares outstanding		$410,442,628

Net Assets Consist of:
Paid in capital		$344,085,236
Net unrealized appreciation of investments		33,812,076
Accumulated net realized gain on investments, options and futures contracts		35,424,286
Accumulated net operating loss		(2,878,970)

TOTAL NET ASSETS		$410,442,628

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($175,682,245 ÷ 8,981,658 shares outstanding)		$19.56

Offering Price Per Share (100/94.50 of $19.56)[1]		$20.70

Redemption Proceeds Per Share		$19.56

Class B Shares:
Net Asset Value Per Share ($203,749,554 ÷ 10,734,548 shares outstanding)		$18.98

Offering Price Per Share		$18.98

Redemption Proceeds Per Share (94.50/100 of $18.98)[1]		$17.94

Class C Shares:
Net Asset Value Per Share ($31,010,829 ÷ 1,636,178 shares outstanding)		$18.95

Offering Price Per Share		$18.95

Redemption Proceeds Per Share (99.00/100 of $18.95)[1]		$18.76

1 See "What Do Shares Cost?" in the prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends		$593,145
Interest		594,330

TOTAL INCOME		1,187,475

Expenses:
Investment adviser fee	$1,686,290
Administrative personnel and services fee	169,343
Custodian fees	15,030
Transfer and dividend disbursing agent fees and expenses	406,528
Directors'/Trustees' fees	2,953
Auditing fees	7,386
Legal fees	1,489
Portfolio accounting fees	57,647
Distribution services fee--Class B Shares	879,181
Distribution services fee--Class C Shares	136,760
Shareholder services fee--Class A Shares	223,450
Shareholder services fee--Class B Shares	293,060
Shareholder services fee--Class C Shares	45,587
Share registration costs	36,237
Printing and postage	79,620
Insurance premiums	899
Miscellaneous	28,602

TOTAL EXPENSES	4,070,062

Fees paid indirectly from directed broker arrangements	(3,617)

Net expenses		4,066,445

Net operating loss		(2,878,970)

Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain on investments, options, futures contracts and foreign currency transactions		$39,460,136
Net change in unrealized appreciation of investments and futures contracts		(20,599,174)

Net realized and unrealized gain on investments, options, futures contracts and foreign currency transactions		18,860,962

Change in net assets resulting from operations		$15,981,992

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(2,878,970)	$(4,563,837)
Net realized gain on investments, options, futures contracts and currency transactions ($39,460,136 and $38,974,309, respectively, as computed for federal tax purposes)	39,460,136	38,258,310
Net change in unrealized appreciation of investments and futures contracts	(20,599,174)	43,090,432

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,981,992	76,784,905

Share Transactions:
Proceeds from sale of shares	333,879,834	470,298,177
Cost of shares redeemed	(317,986,373)	(539,271,539)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,893,461	(68,973,362)

Change in net assets	31,875,453	7,811,543

Net Assets:
Beginning of period	378,567,175	370,755,632

End of period	$410,442,628	$378,567,175

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$18.72	$15.26	$18.75	$14.68	$10.00
Income From Investment Operations:
Net operating loss	(0.11)	(0.13)	(0.14)[2]	(0.04)	(0.05)[3]
Net realized and unrealized gain (loss) on investments and futures contracts	0.95	3.59	(3.35)	4.33	4.75

TOTAL FROM INVESTMENT OPERATIONS	0.84	3.46	(3.49)	4.29	4.70

Less Distributions:
Distributions in excess of net investment income	--	--	--	--	(0.02)
Distributions from net realized gain on investments and futures contracts	--	--	(0.00)[4]	(0.22)	--

TOTAL DISTRIBUTIONS	--	--	(0.00)	(0.22)	(0.02)

Net Asset Value, End of Period	$19.56	$18.72	$15.26	$18.75	$14.68

Total Return[5]	4.49%	22.67%	(18.60%)	29.55%	47.06%

Ratios to Average Net Assets:

Expenses	1.36%[6]	1.31%	1.28%	1.44%	1.35%

Net investment income	(0.83%)[6]	(0.72%)	(0.82%)	(0.65%)	(0.39%)

Expense waiver/reimbursement[7]	--	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$175,682	$148,983	$142,250	$134,903	$23,242

Portfolio turnover	124%	83%	59%	118%	83%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of share outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$18.23	$14.96	$18.53	$14.62	$10.00
Income From Investment Operations:
Net operating loss	(0.17)	(0.27)	(0.28)[2]	(0.09)	(0.16)[3]
Net realized and unrealized gain (loss) on investments and futures contracts	0.92	3.54	(3.29)	4.22	4.78

TOTAL FROM INVESTMENT OPERATIONS	0.75	3.27	(3.57)	4.13	4.62

Less Distributions:
Distributions from net realized gain on investments and futures contracts	--	--	(0.00)[4]	(0.22)	--

Net Asset Value, End of Period	$18.98	$18.23	$14.96	$18.53	$14.62

Total Return[5]	4.11%	21.86%	(19.25%)	28.56%	46.20%

Ratios to Average Net Assets:

Expenses	2.11%[6]	2.06%	2.03%	2.19%	2.10%

Net investment income	(1.58%)[6]	(1.47%)	(1.57%)	(1.40%)	(1.27%)

Expense waiver/reimbursement[7]	--	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$203,750	$197,509	$195,188	$183,180	$32,112

Portfolio turnover	124%	83%	59%	118%	83%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of share outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$18.20	$14.95	$18.51	$14.60	$10.00
Income From Investment Operations:
Net operating loss	(0.19)	(0.29)	(0.27)[2]	(0.10)	(0.16)[3]
Net realized and unrealized gain (loss) on investments and futures contracts	0.94	3.54	(3.29)	4.23	4.76

TOTAL FROM INVESTMENT OPERATIONS	0.75	3.25	(3.56)	4.13	4.60

Less Distributions:
Distributions from net realized gain on investments and futures contracts	--	--	(0.00)[4]	(0.22)	--

Net Asset Value, End of Period	$18.95	$18.20	$14.95	$18.51	$14.60

Total Return[5]	4.12%	21.74%	(19.22%)	28.60%	46.00%

Ratios to Average Net Assets:

Expenses	2.11%[6]	2.06%	2.03%	2.19%	2.10%

Net investment income	(1.57%)[6]	(1.47%)	(1.57%)	(1.40%)	(1.28%)

Expense waiver/reimbursement[7]	--	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$31,011	$32,075	$33,318	$26,375	$5,496

Portfolio turnover	124%	83%	59%	118%	83%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of share outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $2,825,970, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

At April 30, 2000, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,790,284	$285,669,776	22,563,662	$386,446,755
Shares redeemed	(11,766,779)	(265,219,061)	(23,929,948)	(410,809,125)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,023,505	$20,450,715	(1,366,286)	$(24,362,370)

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,250,590	$27,706,965	2,562,644	$42,926,613
Shares redeemed	(1,351,996)	(29,601,687)	(4,770,027)	(79,704,128)

NET CHANGE RESULTING FROM CLASS B SHARES TRANSACTIONS	(101,406)	$(1,894,722)	(2,207,383)	$(36,777,515)

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	911,252	$20,503,093	2,442,114	$40,924,809
Shares redeemed	(1,036,984)	(23,165,625)	(2,909,559)	(48,758,286)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(125,732)	$(2,662,532)	(467,445)	$(7,833,477)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	796,367	$15,893,461	(4,041,114)	$(68,973,362)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended April 30, 2000, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational and/or start-up administrative service expenses of $45,877 were borne initially by FServ. The Fund has agreed to reimburse FServ for the organizational and/or start-up administrative expenses during the five-year period following the effective date. For the reporting period ended April 30, 2000, the Fund paid $10,767 pursuant to this agreement.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the reporting period ended April 30, 2000, the Fund's expenses were reduced by $3,617 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended April 30, 2000 were as follows:

Purchases	$543,322,176

Sales	$526,682,299

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Small Cap Strategies Fund

Established 1995

5TH SEMI-ANNUAL REPORT

Federated
Federated Small Cap Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172404
Cusip 314172503
Cusip 314172602

G01658-05 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Capital Appreciation Fund

President's Message

Dear Shareholder:

Federated Capital Appreciation Fund was created in 1977, and I am pleased to present its 24th Semi-Annual Report. As of April 30, 2000, the fund's total net assets of $614 million were spread across approximately 110 issues of mid-cap and large-cap corporations. Many of these companies are household names such as America Online, General Electric, PepsiCo, Home Depot, and Ford Motor Co. The fund's management team seeks out many of the fastest-growing companies in the United States, and these corporations have high price-to-earnings ratios along with high estimated growth rates.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from November 1, 1999 to April 30, 2000. It begins with an interview with the fund's portfolio manager, Bernard J. Picchi, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's highly diversified stock holdings, and third is the publication of the fund's financial statements.

During the six-month reporting period, the stock market experienced extraordinary volatility, especially in the technology sector, in which the fund is underweighted. The fund held overweight positions in financials, utilities and basic materials sectors. Individual share class total return performance, including income distributions and realized gains, follows.1

	Total Return	Income	Capital Gains	Net Asset Value Increase
Class A Shares	21.03%	$0.04	$1.31	$25.36 to $29.18 = 15%
Class B Shares	20.59%	$0.00[2]	$1.31	$25.09 to $28.79 = 15%
Class C Shares	20.60%	$0.00[2]	$1.31	$25.07 to $28.77 = 15%

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 14.36%, 15.09%, and 19.60%, respectively.

2 Amounts distributed per share do not round to $0.01.

We continue to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time, you have two easy ways to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations. First, you can reinvest your dividends and capital gains automatically in additional shares to help your shares increase in number through the benefit of compounding. Second, you can "pay yourself first," by adding to your account on a regular basis through a systematic investment program. This program withdraws a specific amount from your checking account to purchase more fund shares. Buying shares regularly (i.e. monthly additions of the same dollar amount) gives you the opportunity to accumulates more shares in your account at an average lower cost per share.3 Please contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Capital Appreciation Fund. We welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

3 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Bernard J. Picchi, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your analysis of the volatile stock market and the fund's strategy over the six-month reporting period ended April 30, 2000?

The extraordinary volatility which has characterized the domestic stock market in recent months reflects investor uncertainty about how far the Federal Reserve Board (the "Fed") will raise interest rates, and about what the economic landscape will look like when Fed tightenings are finally finished. The beginning of the year 2000 showed some similarity to the fourth quarter of 1999--"growth" stocks outperformed "value" stocks, but not so dramatically as in 1999. In addition, the year 2000 has seen a strong revival of mid-cap stocks (stocks with market capitalizations between $2-$10 billion).

Although the advances in technology are exciting, we feel many of the stocks in this sector have gotten ahead of themselves in terms of valuation. Thus, during the first quarter of the year 2000, we trimmed our holdings in the technology sector.

All in all, it was a positive reporting period for stocks, particularly among mid-cap issues. For the six-month reporting period ended April 30, 2000, the Standard & Poor's 500 Index produced a return of 7.3%, while mid-cap stocks, represented by the S&P 400 Index, and small-cap stocks, as represented by the S&P 600 Small Cap Index, returned 20.5% and 15.9%, respectively, during the same period.1

It was a strong period of performance for Federated Capital Appreciation Fund. How did the fund perform?

For the six-month reporting period, the fund's Class A, B, and C Shares produced total returns of 21.03%, 20.59% and 20.60%, respectively, based on net asset value.2

What sectors and holdings accounted for the fund's performance for the past six-months ended April 30, 2000?

Three sectors performed especially well over the six-month period: technology (+32%, a gauged by the S&P technology index); capital goods (+19%); and utilities (+7%). Some of our best performing holdings were in those sectors, too, such as SDL (+245% in the period), Nokia (+100%), and Montana Power (+57%), among others.

What industry sectors are you currently underweighting and overweighting in the fund?

As of April 30, 2000, the fund was modestly over-weighted in the financials, utilities and basic materials sectors, and was modestly underweighted in the technology, capital goods, consumer cyclicals and consumer staples sectors.

On April 30, 2000, the fund's portfolio had about 55% of invested assets in large-cap and 40% in mid-cap stocks (the balance is in cash); the fund is almost equally divided between value and growth stocks.

What were some of the fund's recent stock purchases?

Some of our purchases during this six-month period include the following:

Equitable Resources, Inc. (1.1% of net assets): The leading gas utility of western Pennsylvania, Equitable has divested non-core businesses, cut operating costs, and refocused on the gas production and delivery businesses. New management is strongly focused on their share price.

Lehman Brothers Holdings, Inc. (1.3% of net assets): Lehman is the fourth largest securities trading firm in the United States, with substantial and rapidly growing franchises in debt and equity origination and in trading, investment banking, and merchant banking. The stock is very inexpensive (1.7 times book value) versus its peers, such as Goldman Sachs and Morgan Stanley (currently trading at 3-4 times book value).

1 The S&P 500 Index is an unmanaged index comprising stocks in industry, transportation, financial and public utility companies. The S&P 400 Index is an unmanaged index of 400 U.S. stocks selected to represent the market size, liquidity and industry group representation of the mid-cap market. It is a market-value weighted index with each stock affecting the index in proportion to its market value. S&P 600 Small Cap Index is an unmanaged, market capitalization-weighted index of stocks representing all major industries in the small-cap range of the U.S. stock market. The S&P technology index is an unmanaged index of stocks in the technology sector. Investments cannot be made in an index.

2 Performance quoted is based on net asset value, reflects past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price (i.e., less any applicable sales charge) for Class A, B and C Shares were 14.36%, 15.09% and 19.60%, respectively.

Millennium Chemical, Inc. (1.1% of net assets): Millennium is one of the two largest producers of titanium dioxide (TiO2) in the United States. TiO2 is an essential ingredient in paint, coated paper, and "whitened" products. In addition, the company holds a substantial equity interest in a large U.S. Gulf Coast olefins complex. The stock was inexpensive when the fund purchased it, and boosted our exposure to the basic materials' sector, which was underrepresented in the portfolio at the start of the year 2000.

State Street Corp. (0.5% of net assets). The leading provider of fund accounting and securities custodial services in the United States, State Street Corp. appears well positioned for growth, and we appreciate the bank's steady and growing free income.

What were the fund's top ten holdings as of April 30, 2000, and what were the industry weightings?

The top ten stock holdings as of April 30, 2000 and sector weightings were as follows:

Name	Percentage of Net Assets
Metropolitan Life Insurance Co., Conv. Pfd.	1.9%
SDL, Inc.	1.7%
R&B Falcon Corp.	1.6%
General Electric Co.	1.6%
American Home Products Corp.	1.5%
Halliburton Co.	1.5%
Oracle Corp.	1.4%
Koninlijke (Royal) Philips Electronics NV, ADR	1.4%
EMC Corp. Mass	1.4%
R F Micro Devices, Inc.	1.4%
TOTAL	15.4%
Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Technology	25.3%	31.2%
Financials	13.4%	13.1%
Communication Services	8.4%	7.3%
Consumer Staples	8.3%	10.4%
Health Care	8.0%	10.2%
Consumer Cyclicals	7.4%	8.5%
Capital Goods	6.8%	8.5%
Energy	6.5%	5.4%
Basic Materials	5.3%	2.3%
Utilities	4.9%	2.5%
Transportation	0.7%	0.6%
Other	5.9%	--

As we reach mid-year, what is your outlook for the stock market?

Signs abound of economic cooling. The Fed may raise interest rates another 25-50 basis points this year, however. We believe that solid, if not brisk, economic growth will continue this year and next. Furthermore, we believe the domestic equity market will also post solid, if not spectacular, gains. Valuations appear more reasonable in the technology and communications sectors today, and we believe that these groups are poised to perform better in the second half of the year 2000 than in the first. We have started to shift funds back into these sectors.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

If you had made an initial investment of $24,000 in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $732,090 on 4/30/00. You would have earned a 15.78%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/00, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 37.73%, 28.06%, and 18.89%, respectively. Class B Shares' average annual 1-year and since inception (1/4/96) total returns were 39.12% and 27.13%, respectively. Class C Shares' average annual 1-year and since inception (1/4/96) total returns were 43.60% and 27.32%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for 23 years (reinvesting all dividends and capital gains) grew to $245,261.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $24,000 but your account would have reached a total value of $245,2611 by 4/30/00. You would have earned an average annual total return of 16.64%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1990, they invested $5,000 in the Class A Shares of Federated Capital Appreciation Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment, along with their additional monthly $250 investments totaling $35,000, has grown to $117,396. This represents a 20.23% average annual total return. For the Rices, a dedicated program of monthly investing really paid off.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares						Value
		COMMON STOCKS--82.9%
		Basic Materials--5.0%
126,500		Bowater, Inc.				$6,957,500
138,500		Martin Marietta Materials				7,340,500
350,000		Millennium Chemicals, Inc.				6,978,125
93,000		Plum Creek Timber Co., Inc.				2,266,875
68,500		Reynolds Metals Co.				4,555,250
156,500	[1]	Smurfit-Stone Container Corp.				2,386,625

		TOTAL				30,484,875

		Capital Goods--6.3%
90,500		Danaher Corp.				5,169,812
64,000		General Electric Co.				10,064,000
128,500		Honeywell International, Inc.				7,196,000
196,000		Koninklijke (Royal) Philips Electronics NV, ADR				8,746,500
163,000		Tyco International Ltd.				7,487,812

		TOTAL				38,664,124

		Communication Services--5.1%
118,200	[1]	AT&T Canada, Inc., Class B				5,038,275
98,178	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A				4,902,764
244,356		BroadWing, Inc.				6,918,329
71,000		GTE Corp.				4,810,250
86,560	[1]	MCI Worldcom, Inc.				3,933,070
42,000		Telephone and Data System, Inc.				4,284,000
31,200	[1]	Viatel, Inc.				1,193,400

		TOTAL				31,080,088

		Consumer Cyclicals--6.8%
168,500	[1]	BJ's Wholesale Club, Inc.				5,971,219
60,000		Block (H&R), Inc.				2,508,750
114,000	[1]	Crown Castle International Corp.				4,374,750
12,200	[1]	DoubleClick, Inc.				925,675
118,000		Ford Motor Co.				6,453,125
72,000		General Motors Corp.				6,741,000
Shares						Value
		COMMON STOCKS--continued
		Consumer Cyclicals--continued
67,500		Home Depot, Inc.				$3,784,219
25,000	[1]	Internet Capital Group, Inc.				1,059,375
118,500		Knight-Ridder, Inc.				5,813,906
91,000		Limited, Inc.				4,112,062

		TOTAL				41,744,081

		Consumer Staples--6.0%
77,000		CBS Corp.				4,523,750
259,800		Fort James Corp.				6,218,962
155,000	[1]	Heidrick & Struggles International, Inc.				5,580,000
60,000	[1]	Iron Mountain, Inc.				2,100,000
135,900		News Corp. Ltd., ADR				5,979,600
91,000		PepsiCo, Inc.				3,338,562
57,800	[1]	UnitedGlobalCom, Inc., Class A				3,070,625
175,000	[1]	Westwood One, Inc.				6,190,625
2,228	[1]	XM Satellite Radio Holdings, Inc., Class A				64,190

		TOTAL				37,066,314

		Energy--6.5%
102,500	[1]	Cooper Cameron Corp.				7,687,500
76,000		Exxon Mobil Corp.				5,904,250
203,500		Halliburton Co.				8,992,156
487,000	[1]	R&B Falcon Corp.				10,105,250
223,500		Tosco Corp.				7,165,969

		TOTAL				39,855,125

		Financials--10.4%
155,500		Alliance Capital Management Holding LP				6,968,344
256,000		Allstate Corp.				6,048,000
138,500		Bank of New York Co., Inc.				5,687,156
112,700		Capital One Financial Corp.				4,930,625
91,000		Chase Manhattan Corp.				6,557,687
89,398		Citigroup, Inc.				5,313,594
65,000		Fifth Third Bancorp				4,103,125
99,000		Lehman Brothers Holdings, Inc.				8,124,187
94,580		Morgan Stanley, Dean Witter & Co.				7,259,015
31,000		State Street Corp.				3,003,125
146,500		Wells Fargo Co.				6,015,656

		TOTAL				64,010,514

Shares						Value
		COMMON STOCKS--continued
		Health Care--8.0%
106,500		Abbott Laboratories				$4,093,594
165,500		American Home Products Corp.				9,299,031
105,000	[1]	Amgen, Inc.				5,880,000
74,000		Baxter International, Inc.				4,819,250
86,000		Bristol-Myers Squibb Co.				4,509,625
28,000	[1]	Genentech, Inc.				3,276,000
61,000		Merck & Co., Inc.				4,239,500
160,600		Teva Pharmaceutical Industries Ltd., ADR				7,066,400
53,364		Warner-Lambert Co.				6,073,490

		TOTAL				49,256,890

		Technology--23.9%
195,000	[1]	ACTV, Inc.				3,534,375
85,000	[1]	Adaptec, Inc.				2,295,000
33,000	[1]	Agilent Technologies, Inc.				2,924,625
68,000	[1]	Amdocs Ltd.				4,602,750
111,500	[1]	America Online, Inc.				6,669,094
39,500	[1]	Apple Computer, Inc.				4,900,469
74,000	[1]	Citrix Systems, Inc.				4,518,625
63,000	[1]	Conexant Systems, Inc.				3,772,125
49,000	[1]	DS Uniphase Corp.				5,080,688
81,000	[1]	DST Systems, Inc.				6,009,188
6,000	[1]	E-Tek Dynamics, Inc.				1,228,500
62,900	[1]	EMC Corp. Mass				8,739,169
117,300	[1]	Electronics for Imaging, Inc.				6,128,925
56,000	[1]	Exodus Communications, Inc.				4,952,500
45,000	[1]	Extreme Networks, Inc.				2,593,125
104,000	[1]	F5 Networks, Inc.				4,855,500
163,100	[1]	iGate Capital Corp.				4,893,000
44,000	[1]	Inktomi Corp.				6,773,250
58,000	[1]	Lexmark Intl. Group, Class A				6,844,000
148,000		Nokia Oyj, Class A, ADR				8,417,500
48,000		Nortel Networks Corp.				5,436,000
Shares or Principal Amount						Value
		COMMON STOCKS--continued
		Technology--continued
111,000	[1]	Oracle Corp.				$8,873,063
82,100	[1]	RF Micro Devices, Inc.				8,543,531
52,000	[1]	SDL, Inc.				10,140,000
60,500	[1]	Sun Microsystems, Inc.				5,562,219
122,000	[1]	Vitesse Semiconductor Corp.				8,303,625

		TOTAL				146,590,846

		Transportation--0.7%
114,000	[1]	FedEx Corp.				4,296,375

		Utilities--4.2%
221,000		Entergy Corp.				5,621,688
141,700		Equitable Resources, Inc.				6,571,338
102,000		Montana Power Co.				4,494,375
146,398		SCANA Corp.				3,788,048
146,600		Williams Cos., Inc. (The)				5,470,013

		TOTAL				25,945,462

		TOTAL COMMON STOCKS (IDENTIFIED COST $358,692,815)				508,994,694

		CORPORATE BONDS--3.7%
		Capital Goods--0.5%
$2,000,000		Sanmina Corp., Conv. Bond, 4.25%, 5/1/2004				2,976,980

		Communication Services--1.8%
6,000,000		Level 3 Communications, Inc., Conv. Bond, 6.00%, 3/15/2010				5,536,800
5,400,000		NEXTEL Communications, Inc., Conv. Bond, 5.25%, 1/15/2010				5,282,928

		TOTAL				10,819,728

		Consumer Cyclicals--0.6%
1,060,000	[2]	Omnicom Group, Inc., Conv. Bond, 2.25%, 1/6/2013				2,000,708
840,000		Omnicom Group, Inc., Sub. Deb., 2.25%, 1/6/2013				1,585,466

		TOTAL				3,586,174

Principal Amount or Shares						Value
		CORPORATE BONDS--continued
		Technology--0.8%
$1,640,000	[2]	ASM Lithography Holding NV, Conv. Bond, 4.25%, 11/30/2004				$1,982,612
3,600,000	[2]	Conexant Systems, Inc., Conv. Bond, 4.00%, 2/1/2007				3,036,420

		TOTAL				5,019,032

		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,838,289)				22,401,914

		PREFERRED STOCKS--8.4%
		Basic Materials--0.3%
45,000		Monsanto Co., Conv. Pfd., $2.60				2,036,250

		Communication Services--1.5%
19,000		Global Crossing Ltd., Conv. Pfd., $16.88				4,683,500
97,000	[2]	Viatel, Inc., Conv. Pfd., $3.88				4,850,000

		TOTAL				9,533,500

		Consumer Staples--2.3%
40,000		Cox Communications, Inc., PRIDES, $0.88				2,310,000
60,000		Cox Communications, Inc., PRIDES, $1.71				6,093,750
116,500		XM Satellite Radio Holdings, Inc., Conv. Pfd., $4.13				5,431,813

		TOTAL				13,835,563

		Financials--3.0%
120,000		Ace, Ltd., PRIDES, $4.13				6,480,000
212,000		Metropolitan Life Insurance Co., Conv. Pfd., $4.00				11,938,250

		TOTAL				18,418,250

		Technology--0.6%
78,200	[2]	Verio, Inc., Conv. Pfd., $0.84				3,988,200

		Utilities--0.7%
92,000		K N Energy, Inc., Conv. Pfd., $3.55				4,048,000

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $48,477,845)				51,859,763

Contracts or Principal Amount						Value
		OPTION PURCHASED--0.00%	Type	Expiration Date	Strike Price
300		Morgan Stanley Dean Witter & Co., (identified cost $8,010)	Call	5/20/2000	$100.00	$7,500

		REPURCHASE AGREEMENT--5.9%[3]
$36,300,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)				36,300,000

		TOTAL INVESTMENTS (IDENTIFIED COST $466,316,959)[4]				$619,563,871

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2000, these securities amounted to $15,857,940 which represents 2.6% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $466,316,959. The net unrealized appreciation of investments on a federal tax basis amounts to $153,246,912 which is comprised of $167,472,308 appreciation and $14,225,396 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($614,099,779) at April 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $466,316,959)		$619,563,871
Income receivable		660,003
Receivable for investments sold		4,887,436
Receivable for shares sold		3,222,650

TOTAL ASSETS		628,333,960

Liabilities:
Payable for investments purchased	$13,667,909
Payable for shares redeemed	104,576
Payable to bank	73,777
Options written, at value	30,469
Accrued expenses	357,450

TOTAL LIABILITIES		14,234,181

Net assets for 21,147,126 shares outstanding		$614,099,779

Net Assets Consist of:
Paid-in capital		$416,138,814
Net unrealized appreciation of investments and options		153,295,580
Accumulated net realized gain on investments		45,991,418
Distributions in excess of net investment income		(1,326,033)

TOTAL NET ASSETS		$614,099,779

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($391,529,481 ÷ 13,415,741 shares outstanding)		$29.18

Offering Price Per Share (100/94.50 of $29.18)[1]		$30.88

Redemption Proceeds Per Share		$29.18

Class B Shares:
Net Asset Value Per Share ($195,463,392 ÷ 6,789,167 shares outstanding)		$28.79

Offering Price Per Share		$28.79

Redemption Proceeds Per Share (94.50/100 of $28.79)[1]		$27.21

Class C Shares:
Net Asset Value Per Share ($27,106,906 ÷ 942,218 shares outstanding)		$28.77

Offering Price Per Share		$28.77

Redemption Proceeds Per Share (99.00/100 of $28.77)[1]		$28.48

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $29,122)		$2,611,755
Interest		912,221

TOTAL INCOME		3,523,976

Expenses:
Investment adviser fee	$1,931,143
Administrative personnel and services fee	193,927
Custodian fees	18,792
Transfer and dividend disbursing agent fees and expenses	214,794
Directors'/Trustees' fees	3,089
Auditing fees	12,613
Legal fees	3,604
Portfolio accounting fees	75,302
Distribution services fee--Class B Shares	581,115
Distribution services fee--Class C Shares	72,665
Shareholder services fee--Class A Shares	425,788
Shareholder services fee--Class B Shares	193,705
Shareholder services fee--Class C Shares	24,222
Share registration costs	72,616
Printing and postage	63,067
Insurance premiums	725
Miscellaneous	16,481

TOTAL EXPENSES	3,903,648

Expense Reduction:
Fees paid indirectly from directed broker arrangements	(3,044)

Net expenses		3,900,604

Net operating loss		(376,628)

Realized and Unrealized Gain on Investments and Options:
Net realized gain on investments		44,799,502
Net change in unrealized appreciation of investments and options		38,577,616

Net realized and unrealized gain on investments and options		83,377,118

Change in net assets resulting from operations		$83,000,490

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$(376,628)	$126,335
Net realized gain on investments ($44,799,502 and $22,008,654, respectively, as computed for federal tax purposes)	44,799,502	21,987,600
Net change in unrealized appreciation of investments and options	38,577,616	70,472,545

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	83,000,490	92,586,480

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(547,767)	(589,166)
Class B Shares	(25,342)	--
Class C Shares	(33)	--
Distributions from net realized gains on investments
Class A Shares	(14,302,972)	(6,933,488)
Class B Shares	(5,778,068)	(2,217,536)
Class C Shares	(702,088)	(250,672)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,356,270)	(9,990,862)

Share Transactions:
Proceeds from sale of shares	284,403,946	170,508,287
Net asset value of shares issued to shareholders in payment of distributions declared	15,223,293	5,791,068
Cost of shares redeemed	(128,649,516)	(91,131,681)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	170,977,723	85,167,674

Change in net assets	232,621,943	167,763,292

Net Assets:
Beginning of period	381,477,836	213,714,544

End of period	$614,099,779	$381,477,836

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)1

	Six Months Ended (unaudited) April 30,	Year Ended October 31,			Period Ended October 31,	Year Ended December 31,[4]
	2000	1999 [2]	1998	1997	1996 [3]	1995	1994
Net Asset Value, Beginning of Period	$25.36	$18.73	$20.08	$16.17	$14.60	$11.47	$11.90
Income From Investment Operations:
Net investment income	0.01	0.06	0.09	0.09	0.04	0.18	0.20
Net realized unrealized gain (loss) on investments	5.16	7.46	1.01	4.85	1.89	4.07	(0.24)

TOTAL FROM INVESTMENT OPERATIONS	5.17	7.52	1.10	4.94	1.93	4.25	(0.04)

Less Distributions:
Distributions from net investment income	(0.04)	(0.07)	(0.12)	(0.11)	(0.03)	(0.18)	(0.19)
Distributions from net realized gain on investments	(1.31)	(0.82)	(2.33)	(0.92)	(0.33)	(0.94)	(0.20)

TOTAL DISTRIBUTIONS	(1.35)	(0.89)	(2.45)	(1.03)	(0.36)	(1.12)	(0.39)

Net Asset Value, End of Period	$29.18	$25.36	$18.73	$20.08	$16.17	$14.60	$11.47

Total Return[5]	21.03%	41.17%	6.23%	32.10%	13.36%	37.17%	(0.30%)

Ratios to Average Net Assets:

Expenses	1.26%[6]	1.27%	1.29%	1.23%	1.23%[6]	1.08%	1.15%

Net investment income	0.11%[6]	0.26%	0.44%	0.85%	0.31%[6]	1.29%	1.63%

Expense waiver/reimbursement[7]	--	--	0.02%	0.07%	0.27%[6]	0.15%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$391,529	$262,083	$158,587	$148,175	$108,804	$98,200	$81,377

Portfolio turnover	56%	55%	68%	85%	79%	81%	23%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

4 Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)1

	Six Months Ended (unaudited) April 30,	Year Ended October 31,			Period Ended October 31,
	2000	1999 [2]	1998	1997	1996 [3]
Net Asset Value, Beginning of Period	$25.09	$18.62	$20.04	$16.12	$14.70
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)	(0.07)	(0.03)	0.12	(0.04)[4]
Net realized and unrealized gain on investments	5.04	7.36	0.96	4.72	1.80

TOTAL FROM INVESTMENT OPERATIONS	5.01	7.29	0.93	4.84	1.76

Less Distributions:
Distributions from net investment income	(0.00)[5]	--	(0.02)	--	(0.01)
Distributions from net realized gain on investments	(1.31)	(0.82)	(2.33)	(0.92)	(0.33)

TOTAL DISTRIBUTIONS	(1.31)	(0.82)	(2.35)	(0.92)	(0.34)

Net Asset Value, End of Period	$28.79	$25.09	$18.62	$20.04	$16.12

Total Return[6]	20.59%	40.12%	5.20%	31.65%	12.00%

Ratios to Average Net Assets:

Expenses	2.01%[7]	2.02%	2.04%	1.98%	1.98%[7]

Net investment income (net operating loss)	(0.65%)[7]	(0.49%)	(0.31%)	0.07%	(0.36%)[7]

Expense waiver/reimbursement[8]	--	--	0.02%	0.06%	0.27%)[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$195,463	$106,528	$49,242	$21,636	$6,369

Portfolio turnover	56%	55%	68%	85%	79%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

4 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the reporting period.

5 Amounts distributed per share do not round to $0.01.

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)1

	Six Months (unaudited) April 30,	Year Ended October 31,			Period Ended October 31,
	2000	1999 [2]	1998	1997	1996 [3]
Net Asset Value, Beginning of Period	$25.07	$18.61	$19.95	$16.13	$14.70
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)	(0.07)	(0.04)	0.13	(0.04)[4]
Net realized and unrealized gain on investments	5.02	7.35	1.05	4.61	1.81

TOTAL FROM INVESTMENT OPERATIONS	5.01	7.28	1.01	4.74	1.77

Less Distributions:
Distributions from net investment income	(0.00)[5]	--	(0.02)	--	(0.01)
Distributions from net realized gain on investments	(1.31)	(0.82)	(2.33)	(0.92)	(0.33)

TOTAL DISTRIBUTIONS	(1.31)	(0.82)	(2.35)	(0.92)	(0.34)

Net Asset Value, End of Period	$28.77	$25.07	$18.61	$19.95	$16.13

Total Return[6]	20.60%	40.09%	5.67%	30.90%	12.05%

Ratios to Average Net Assets:

Expenses	2.01%[7]	2.02%	2.04%	1.98%	1.98%[7]

Net investment income (net operating loss)	(0.66%)[7]	(0.49%)	(0.31%)	0.08%	(0.37%)[7]

Expense waiver/reimbursement[8]	--	--	0.02%	0.06%	0.27%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,107	$12,866	$5,885	$2,614	$710

Portfolio turnover	56%	55%	68%	85%	79%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

4 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

5 Amounts distributed per share do not round to $0.01.

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended April 30, 2000, the Fund had a realized gain of $0 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 11/1/1999	--	--

Options written	810	$79,137

Options expired	--	--

Options closed	--	--

Outstanding at 4/30/2000	810	$79,137

At April 30, 2000, the Fund had the following outstanding options:

Issuer	Type	Expiration Date	Exercise Price	Number of Contracts	Unrealized Appreciation	Market Value
General Electric Co.	Call	5/20/2000	$175	285	$19,308	$ 8,906

Limited, Inc.	Call	5/20/2000	55	225	7,761	14,063

Morgan Stanley Group, Inc.	Call	5/20/2000	100	300	21,599	7,500

TOTALS				810	$48,668	$30,469

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,344,097	$182,791,580	3,965,271	$89,316,033
Shares issued to shareholders in payment of distributions declared	349,789	9,136,941	167,223	3,486,237
Shares redeemed	(3,613,941)	(104,465,221)	(2,264,150)	(48,870,735)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,079,945	$87,463,300	1,868,344	$43,931,535

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,761,601	$77,995,990	2,203,365	$50,445,518
Shares issued to shareholders in payment of distributions declared	210,120	5,404,270	100,461	2,066,497
Shares redeemed	(429,198)	(12,191,610)	(702,195)	(15,802,656)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,542,523	$71,208,650	1,601,631	$36,709,359

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	846,082	$23,616,376	1,323,919	$30,746,736
Shares issued to shareholders in payment of distributions declared	26,530	682,082	11,597	238,334
Shares redeemed	(443,672)	(11,992,685)	(1,138,515)	(26,458,290)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	428,940	$12,305,773	197,001	$4,526,780

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,051,408	$170,977,723	3,666,976	$85,167,674

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended April 30, 2000, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$407,076,246
Sales	$273,436,977

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Capital Appreciation Fund

Established 1977

24TH SEMI-ANNUAL REPORT

Federated
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883

G01649-05 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Communications Technology Fund

President's Message

Dear Fellow Shareholder:

Federated Communications Technology Fund was created on September 21, 1999, and I am pleased to present its first Semi-Annual Report. As of April 30, 2000, the fund's net assets totaled $880 million. This fund gives investors the opportunity to participate in the revolutionary developments in communications technology, which have already profoundly changed the way individuals live and work.1 The fund holds stocks in more than 100 corporations--many that are easily recognizable names and many that are not. These companies represent significant and sophisticated investment opportunities.

This report covers the reporting period from November 1, 1999, through April 30, 2000. It begins with an interview with the fund's portfolio managers, Michael R. Tucker, Assistant Vice President, and Dean J. Kartsonas, Vice President, both of Federated Investment Management Company. Following their discussion, which covers the fund's objective, investment strategy and market conditions, are two additional items of shareholder interest. First, is a complete listing of the fund's investments, and second is the publication of the fund's financial statements. I urge you to review the fund's holdings and note the broad diversification across the fund's template of investments.

To give you a risk-managed portfolio, the fund's managers use a template to invest across four key areas of communications technology:

Infrastructure companies involved in the enabling technologies that make possible the appliances and services we see and use (Inktomi, Cisco Systems, Broadcom);

Interface companies involved in appliances that consumers and businesses use to access information and respond to demands;

1 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. I n addition, the fund may be subject to specific risks of the "technology" sector such as obsolescence.

Service companies that develop and own links that move data with unprecedented economy and speed; and

Applications companies that provide content such as entertainment, information, e-commerce, and voicemail (Amazon, Yahoo!, America Online).

While many of the portfolio's holdings--Apple Computer, Microsoft, Motorola, Nokia, Sprint, and Yahoo!--are familiar to you, many more of them are probably not. Please take this opportunity to read the discussion with the portfolio managers, which may familiarize you with how they select companies.

During the reporting period, the fund's performance has been very positive, though volatile. Both the fund's share price and assets have been erratic. For example, the fund's Class A Shares were priced at $10.00/share on September 21, 1999 and rose to $28.84 on March 10, 2000. The fund's total assets at inception were $10 million and rose to over $1.17 billion on March 27, 2000. Any fund that invests in a particular sector is subject to greater volatility than a broad equity fund that may invest in all industry sectors of the Standard & Poor's ("S&P") 500 Index.2 Please remember, that the true measure of this fund's performance is in years rather than months, and anticipate relatively brief periods of negative, as well as, positive returns.

As of April 30, 2000, individual share class total return performance, including capital gains distributions, for the reporting period follows.3

	Total Return[4]	Capital Gains	Net Asset Value Increase
Class A Shares	44.64%	$0.0307	$12.42 to $17.93 = 44.36%
Class B Shares	44.07%	$0.0307	$12.42 to $17.86 = 43.80%
Class C Shares	43.99%	$0.0307	$12.42 to $17.85 = 43.72%

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C shares were 36.71%, 38.57% and 42.99%, respectively.

3 The S&P 500 is an unmanaged index of common stocks in industry, transportation and financial and public utility companies. Investments can not be made in an index.

4 Returns were achieved in money market conditions highly favorable to stocks in this sector generally, and are due to recent market volatility, current performance may be less than the figures shown. Pursuing these levels of return or concentrating on a single market sector involves accepting greater risk of volatility of return.

This letter would not be complete without addressing the actuality of technology investments since March of the year 2000. Prices were pushed upwards by investors with money to spend (a lot of money from many individual and institutional investors). The technology arena was full, and due to a number of factors--Federal Reserve Board Chairman Alan Greenspan's rate hikes, the Microsoft trial, inflation fears, over-priced securities--the technology arena began to empty. Investor's money moved to domestic stocks that had experienced price declines in the year 1999.

Now, the technology sector and "Old Economy" stock prices are coming together, a polite way of saying that technology stock prices fell and "value" stocks rose. We strongly maintain our belief in technology stocks and in our fund's template of investing. We are using the fund's cash flow (which is positive thanks to new and existing fund shareholders) to buy the best priced issues in our selected universe.

TV golf commentators have coined the phrase, "These guys are good," known to viewers around the world. Your portfolio management team of Michael and Dean, along with their analysts, know the communications technology business inside and out, and they are good.

I strongly recommend that you add to your account on a regular basis to take advantage of price fluctuations and dollar-cost averaging.5 Regular investing, whether monthly or quarterly, is a very prudent investment strategy to deploy. You will actually buy more fund shares when prices are lower and fewer shares at higher price levels.

Thank you for joining the growing number of investors who have shown their confidence in this exciting sector and in our firm by placing your dollars in Federated Communications Technology Fund.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

5 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider his financial ability to continue to invest in periods of low price levels.

Michael R. Tucker

Assistant Vice President

Federated Investment Management Company

Dean Kartsonas, CFA

Vice President

Federated Investment Management Company

Investment Review

Federated Communications Technology Fund invests in the stocks of companies that are revolutionizing society. What does that mean to investors?

The fund gives investors the opportunity to participate in many growth opportunities in sophisticated devices for communications and software ideas for commerce to name just two. Communications and technology are the leading investment themes of this information age. The world is moving to a single global network, making communication possible from and to anyone, anywhere, anytime, using any device. Advances in infrastructure, interfaces, and services are dramatically reducing the cost of creating, sending, and storing information, while vastly increasing its availability. We see exciting introductions of the wireless Internet and increased bandwidth to our homes, which clearly bring about the much-talked-about "information at your fingertips." Behind these advances--deservedly called revolutionary--are companies that represent new investment opportunities. The New Economy is real, and your fund's portfolio is engaged in its development worldwide.

How do the fund's managers begin to invest?

The fund invests across the communications technology spectrum (this is NOT an Internet fund). We narrow +800 companies to an investable universe of about 500. Then we target approximately 100 holdings. These companies represent four key aspects of communications technology:

Infrastructure (68% of portfolio): Companies that produce the enabling technologies--hardware, software, semi-conductors, fiber optics, etc.--for the appliances and services we see and use (Inktomi, Cisco Systems, Broadcom).

Interfaces (3% of portfolio): Companies that make appliances--phones, personal computers, cable set-top boxes, etc.--consumers and businesses use to access information and respond to demands.

Services (25% of portfolio): Companies that develop and own link--such as long-distance telephone carriers--that move data with unprecedented economy and speed among the various communications appliances.

Applications (4% of portfolio): These firms provide content--such as entertainment, information, e-commerce, voicemail, etc. (Amazon, Yahoo!, America Online).

The fund is currently overweighted in the infrastructure industry--Inktomi (0.75% of portfolio), Cisco Systems (1.10% of portfolio) and Broadcom (0.82% of portfolio)--and underweighted in the applications industry--Amazon (0.56% of portfolio), Yahoo! (0.82% of portfolio) and America Online (1.79% of portfolio). However, the fund is price sensitive and will always seek out what we believe represents the best current value.

What is your process for selecting and managing the fund's holdings?

To maintain adequate exposure to this exciting sector, we have developed a template to represent the communications system and the companies that produce and deliver its products and services. We break that exposure down into 27 sub-categories and treat the approximately 500 remaining securities as our investable universe. We have heavily weighted the fund toward infrastructure and the appliances used in communicating (notably cell phones and wireless components): we have rounded out the portfolio with next-generation service providers offering high bandwidth data-oriented services.

Our second innovation is our integration of the quantitative with the fundamental: we've interfaced our proprietary valuation system with our portfolio management system to create a carefully balanced, risk-managed portfolio.

As we move forward, we hope to take advantage of volatility. Communications technology has proved to be very volatile, and we focus on turning that into an asset.

Of course, this sector also involves potential risk. How do you attempt to minimize the risk level?

We strive to control risk with our disciplined, proprietary approach and by diversifying across the entire communications technology spectrum, both domestically and internationally.

This fund is designed to be a long-term investment, but how did it perform during the six month reporting period from November 1, 1999, through April 30, 2000?

The fund produced a very strong--though volatile--total return over the six-month reporting period. Total return, based on net asset value, was 44.64%, 44.07% and 43.99% for Class A, B and C shares, respectively.1

How did the fund perform relative to its benchmark and the market as a whole during that period?

The fund's return of over 44% during the six-month reporting period is approximately midway between the Merrill Lynch 100 Technology Index return of 63% and the Nasdaq Telecommunications Index return of 20%, which reflects the fund's blending of these two indexes. The fund's returns were well above that of two major stock indexes over that same time period, i.e., the S&P 500 Index increased only 7%2 and Nasdaq Composite Index gained 30%.3

How has the communications technology sector performed historically?

The fund's two primary benchmarks--the Merrill Lynch 100 Technology Index and the Nasdaq Telecommunications Index--have consistently outperformed the S&P 500 Index as noted below:4

	YTD	1 Year	3 Years	5 Years	10 Years
Merrill Lynch Technology 100 Index	9.9%	120.2%	67.7%	48.1%	33.3%

Nasdaq Telecommunications Index	(12.3%)	36.1%	60.9%	41.1%	24.3%

S&P 500 Index	(1.1%)	10.1%	23.2%	25.2%	18.8%

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C shares were 36.71%, 38.57% and 42.99%, respectively.

2 S&P 500 Index is an unmanaged index of common stocks in industry, transportation, finance and public utilities. Investments can not be made in an index.

3 NASDAQ composite Index is an unmanaged index that measures all NASDAQ domestic and non-U.S.- based common stocks listed on the NASDAQ stock market.

4 Figures reflect performance as of April 30, 2000. Past performance is no guarantee of future results. This performance is not representative of Federated Communications Technology Fund, which has less than 12 months of performance history. The Merrill Lynch 100 Technology Index is an unmanaged, equally weighted index of the 100 largest technology stocks, as defined by market capitalization and trading volume. The Nasdaq Telecommunications Index is an unmanaged capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the telecommunications sector. Investments can not be made in an index.

What were the fund's top ten holdings as of April 30, 2000?

The top ten holdings were as follows:

Name	Percentage of Net Assets
Vitesse Semiconductor Corp.	2.8%
QLogic Corp.	1.9%
PMC-Sierra, Inc.	1.8%
America Online, Inc.	1.8%
Cree Research, Inc.	1.6%
Citrix Systems, Inc.	1.6%
RF Micro Devices, Inc.	1.6%
Linear Technology Corp.	1.6%
F5 Networks, Inc.	1.4%
JDS Uniphase Corp.	1.4%
TOTAL	17.5%

Can you give shareholders an example of a key holding in each of the four industries?

Many shareholders will immediately recognize what these names stand for.

Applications--America Online, Inc. (1.79% of net assets): In less than a decade, AOL has become part of our popular culture. More than 20 million people subscribe to this on-line giant.

Access--Nokia Corp. (0.91% of net assets): Nokia, a Finnish company that dates back to 1865, is a top cell phone maker that is extending its lead into the next generation.

Infrastructure--Cisco Systems, Inc. (1.10% of net assets): The world's foremost maker of computer networking equipment. Cisco controls more than three-quarters of the market for products that link networks and power the Internet.

Services--Sprint Corp. (1.07% of net assets): Sprint is a wireless service provider, and the technology it uses today will be used increasingly for high-speed wireless communication in the future.

How does this fund fit into an investor's portfolio?

Federated Communications Technology Fund offers a direct way to establish a well-diversified yet well-focused position to manage risk and to make the most of opportunities that will continue to revolutionize the world.

Investors realize technology is the future--you may own a hand held computer, a cellular phone, or you may do business on the Web via e-commerce or Business To Business. This revolution needs semiconductors, fiber optics, towers, etc., and this growth is impossible to stop. In just a few years, a fast-growing portion of the six billion people in the world will communicate, though not on paper.

One last thought ... the stock market, especially Nasdaq and technology securities, has been under heavy selling pressure during April and May 2000. We believe the market decline has been related primarily to the overall strength of the U.S. economy and the direction of interest rates. However, we believe the increase in interest rates is coming to a conclusion, and the market's focus should again turn towards the strength and profitability of individual companies. Since the outlook continues to be strong for communications and technology securities, we expect to see the market rebound during the summer months and potential returns improve.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--96.6%
		Broadcasting (T.V., Radio & Cable)--2.9%
626,200	[1]	Charter Communications, Inc.	$9,197,312
101,900	[1]	EchoStar Communications Corp., Class A	6,489,756
56,500	[1]	Pegasus Communications Corp.	6,165,563
135,800	[1]	RCN Corp.	3,887,275

		TOTAL	25,739,906

		Cellular/Wireless Telecomms--5.7%
88,100	[1]	AirGate PCS, Inc.	7,554,575
93,200	[1]	Millicom International Cellular S.A.	4,986,200
38,800	[1]	NEXTEL Communications, Inc., Class A	4,246,175
261,200	[1]	Nextel Partners, Inc., Class A	5,730,075
170,800	[1]	Sprint Corp. (PCS Group)	9,394,000
20,000	[1]	Teligent Inc., Class A	750,000
160,000	[1]	Triton PCS Holdings, Inc., Class A	6,720,000
67,200	[1]	VoiceStream Wireless Corp.	6,652,800
75,000	[1]	Western Wireless Corp., Class A	3,726,563

		TOTAL	49,760,388

		Communications Equipment--10.9%
356,400	[1]	Airnet Communications Corp.	6,326,100
80,800	[1]	AudioCodes Ltd.	6,060,000
91,100	[1]	Avanex Corp.	11,102,812
117,200	[1]	C-Cube Microsystems, Inc.	7,530,100
110,300	[1]	Comverse Technology, Inc.	9,837,381
114,800	[1]	Copper Mountain Networks, Inc.	9,571,450
171,200	[1]	Metromedia Fiber Network, Inc., Class A	5,285,800
48,200		Motorola, Inc.	5,738,813
141,200		Nokia Oyj Corp., Class A, ADR	8,030,750
406,700	[1]	NorthPoint Communications Group, Inc.	6,558,038
82,100	[1]	Qualcomm, Inc.	8,902,719
59,500	[1]	Sycamore Networks, Inc.	4,670,750
116,000	[1]	Tellabs, Inc.	6,358,250

		TOTAL	95,972,963

Shares			Value
		COMMON STOCKS--continued
		Computers (Hardware)--1.0%
67,500	[1]	Apple Computer, Inc.	$8,374,219

		Computers (Networking)--6.2%
116,700	[1]	Alteon Websystems, Inc.	7,935,600
139,600	[1]	Cisco Systems, Inc.	9,678,206
133,300	[1]	Crossroads Systems, Inc.	9,414,312
248,700	[1]	Finisar Corp.	9,279,619
81,600	[1]	Foundry Networks, Inc.	7,425,600
37,800	[1]	Juniper Networks, Inc.	8,039,587
37,700	[1]	Next Level Communications, Inc.	3,001,863

		TOTAL	54,774,787

		Computers (Peripherals)--1.3%
323,200	[1]	Oak Technology, Inc.	4,545,000
95,800	[1]	Network Appliance, Inc.	7,083,213

		TOTAL	11,628,213

		Computers Software/Services--30.7%
51,300		Adobe System, Inc.	6,204,094
43,100	[1]	Aether Systems, Inc.	7,175,477
263,700	[1]	America Online, Inc.	15,772,556
60,400	[1]	Ariba, Inc.	4,480,925
162,500	[1]	Ask Jeeves, Inc.	4,935,937
340,900	[1]	Bluestone Software, Inc.	7,180,206
197,400	[1]	Broadvision, Inc.	8,673,262
230,800	[1]	Citrix Systems, Inc.	14,093,225
118,600	[1]	Commerce One, Inc.	7,242,013
212,300	[1]	Concentric Network Corp.	9,235,050
281,600	[1]	CyberSource Corp.	4,259,200
139,800	[1]	Exodus Communications, Inc.	12,363,562
270,100	[1]	F5 Networks, Inc.	12,610,294
71,100	[1]	InfoSpace, Inc.	5,105,869
43,200	[1]	Inktomi Corp.	6,650,100
94,600	[1]	Internap Network Services Corp.	3,642,100
228,300	[1]	Intertrust Technologies Corp.	5,250,900
177,600	[1]	Kana Communications, Inc.	7,559,100
Shares			Value
		COMMON STOCKS--continued
		Computers Software/Services--continued
105,100	[1]	Keynote Systems, Inc.	$4,716,362
133,700	[1]	Liberate Technologies, Inc.	5,231,012
129,900	[1]	MatrixOne, Inc.	4,286,700
115,100	[1]	Microsoft Corp.	8,028,225
205,900	[1]	Novell, Inc.	4,040,788
55,000	[1]	Phone.com, Inc.	4,620,000
260,700	[1]	PsiNet, Inc.	6,044,981
30,000	[1]	Quintus Corp.	294,375
288,700	[1]	Razorfish, Inc.	5,467,256
153,700	[1]	RealNetworks, Inc.	7,319,963
51,600	[1]	Redback Networks, Inc.	4,095,750
55,000	[1]	Siebel Systems, Inc.	6,758,125
105,100	[1]	TIBCO Software, Inc.	9,360,469
252,300	[1]	Verio, Inc.	9,477,019
54,600	[1]	Verisign, Inc.	7,609,875
61,025	[1]	Veritas Software Corp.	6,545,885
294,100	[1]	Viador, Inc.	5,937,144
250,300	[1]	Viant Corp.	5,756,900
295,600	[1]	Visual Networks, Inc.	11,528,400
190,000	[1]	Wink Communications, Inc.	3,752,500
55,400	[1]	Yahoo, Inc.	7,215,850

		TOTAL	270,521,449

		Electrical Equipment--0.9%
66,700	[1]	Brocade Communications Systems, Inc.	8,270,800

		Electronics - Semiconductors--20.3%
70,600	[1]	Applied Micro Circuits Corp.	9,098,575
192,700	[1]	Atmel Corp.	9,430,256
42,000	[1]	Broadcom Corp.	7,239,750
120,780	[1]	Conexant Systems, Inc.	7,231,702
98,400	[1]	Cree Research, Inc.	14,317,200
108,300	[1]	Hi/fn, Inc.	3,675,431
121,200	[1]	JDS Uniphase Corp.	12,566,925
126,900	[1]	Kopin Corp.	9,826,819
Shares			Value
		COMMON STOCKS--continued
		Electronics - Semiconductors--continued
115,200	[1]	LSI Logic Corp.	$7,200,000
241,000		Linear Technology Corp.	13,767,125
84,400	[1]	PMC-Sierra, Inc.	16,194,250
164,500	[1]	Qlogic Corp.	16,501,406
133,600	[1]	RF Micro Devices, Inc.	13,902,750
20,000	[1]	SDL, Inc.	3,900,000
357,700	[1]	Vitesse Semiconductor Corp.	24,345,956
126,400	[1]	Xilinx, Inc.	9,258,800

		TOTAL	178,456,945

		Equipment (Semiconductors)--0.7%
66,200	[1]	EMCORE Corp.	5,742,850

		Metals Mining--1.1%
110,600	[1]	Level 3 Communications, Inc.	9,843,400

		Retail (Home Shopping)--0.6%
89,900	[1]	Amazon.com, Inc.	4,961,356

		Services (Advertising/Marketing)--1.0%
117,600	[1]	DoubleClick, Inc.	8,922,900

		Services (Commercial & Consumer)--2.2%
194,000	[1]	Crown Castle International Corp.	7,444,750
95,800	[1]	Gemstar International Group Ltd.	4,430,750
268,000	[1]	MIPS Technologies, Inc.	7,738,500

		TOTAL	19,614,000

		Telephone Long Distance--11.1%
181,200	[1]	Adelphia Business Solutions, Inc.	6,342,000
145,850	[1]	Allegiance Telecom, Inc.	10,318,887
95,600	[1]	AT&T Wireless Group	3,041,275
297,400	[1]	CompletelEurope N.V.	4,795,575
276,100	[1]	Global Crossing Ltd.	8,697,150
398,300	[1]	Global TeleSystems Group, Inc.	5,800,244
163,700	[1]	Intermedia Communications, Inc.	6,670,775
262,800	[1]	McLeodUSA, Inc., Class A	6,570,000
54,700	[1]	NEXTLINK Communications, Inc.	4,611,894
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telephone Long Distance--continued
146,200	[1]	NTL, Inc.	$11,184,300
208,200	[1]	Qwest Communications International, Inc.	9,030,675
166,400	[1]	Viatel, Inc.	6,364,800
176,800	[1]	Williams Communications Group, Inc.	6,541,600
197,200	[1]	Winstar Communications, Inc.	7,863,350

		TOTAL	97,832,525

		TOTAL COMMON STOCKS (IDENTIFIED COST $906,186,070)	850,416,701

		REPURCHASE AGREEMENT--3.6%
$31,990,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	31,990,000

		TOTAL INVESTMENTS (IDENTIFIED COST $938,176,070)[2]	$882,406,701

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $938,176,070. The net unrealized depreciation of investments on a federal tax basis amounts to $55,769,369 which is comprised of $116,714,131 appreciation and $172,483,500 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($880,240,244) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $938,176,070)		$882,406,701
Cash		2,917
Income receivable		22,825
Receivable for investments sold		2,429,327
Receivable for shares sold		7,061,306

TOTAL ASSETS		891,923,076

Liabilities:
Payable for investments purchased	$10,657,715
Payable for shares redeemed	516,667
Accrued expenses	508,450

TOTAL LIABILITIES		11,682,832

Net assets for 49,235,564 shares outstanding		$880,240,244

Net Assets Consist of:
Paid in capital		$964,939,518
Net unrealized depreciation of investments		(55,769,369)
Accumulated net realized loss on investments		(24,417,836)
Accumulated net operating loss		(4,512,069)

TOTAL NET ASSETS		$880,240,244

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($288,573,445 ÷ 16,097,512 shares outstanding)		$17.93

Offering Price Per Share (100/94.50 of $17.93)[1]		$18.97

Redemption Proceeds Per Share		$17.93

Class B Shares:
Net Asset Value Per Share ($483,036,011 ÷ 27,051,913 shares outstanding)		$17.86

Offering Price Per Share		$17.86

Redemption Proceeds Per Share (94.50/100 of $17.86)[1]		$16.88

Class C Shares:
Net Asset Value Per Share ($108,630,788 ÷ 6,086,139 shares outstanding)		$17.85

Offering Price Per Share		$17.85

Redemption Proceeds Per Share (99.00/100 of $17.85)[1]		$17.67

1 See "What Do Shares Cost?" in the prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $4,164)		$39,043
Interest		443,655

TOTAL INCOME		482,698

Expenses:
Investment adviser fee	$2,157,202
Administrative personnel and services fee	216,582
Custodian fees	13,442
Transfer and dividend disbursing agent fees and expenses	153,142
Auditing fees	5,234
Legal fees	88
Portfolio accounting fees	55,149
Distribution services fee--Class A Shares	131,363
Distribution services fee--Class B Shares	1,229,538
Distribution services fee--Class C Shares	272,258
Shareholder services fee--Class A Shares	87,105
Shareholder services fee--Class B Shares	409,846
Shareholder services fee--Class C Shares	90,753
Share registration costs	149,634
Printing and postage	21,867
Insurance premiums	527
Miscellaneous	1,037

TOTAL EXPENSES	4,994,767

Net operating loss		(4,512,069)

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(23,980,555)
Net change in unrealized appreciation of investments		(63,872,414)

Net realized and unrealized loss on investments		(87,852,969)

Change in net assets resulting from operations		$(92,365,038)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Period Ended October 31, 1999	[1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(4,512,069)	$(46,720)
Net realized gain (loss) on investments ($(23,980,555) and $527,937, respectively, as computed for federal tax purposes)	(23,980,555)	90,448
Net change in unrealized appreciation	(63,872,414)	8,103,045

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(92,365,038)	8,146,773

Distributions to Shareholders:
Distributions from net realized gains
Class A Shares	(134,142)	--
Class B Shares	(290,179)	--
Class C Shares	(56,688)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(481,009)	--

Share Transactions:
Proceeds from sale of shares	1,098,772,300	51,645,713
Net asset value of shares issued to shareholders in payment of distributions declared	587,697	--
Cost of shares redeemed	(182,202,848)	(3,863,344)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	917,157,149	47,782,369

Change in net assets	824,311,102	55,929,142

Net Assets:
Beginning of period	55,929,142	--

End of period	$880,240,244	$55,929,142

1 For the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Period Ended October 31,
	2000	1999 [1]
Net Asset Value, Beginning of Period	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.11)[2]	(0.01)[2]
Net realized and unrealized gain on investments	5.65	2.43

TOTAL FROM INVESTMENT OPERATIONS	5.54	2.42

Less Distributions:
Distributions from net realized gain on investments	(0.03)	--

Net Asset Value, End of Period	$17.93	$12.42

Total Return[3]	44.64%	24.20%

Ratios to Average Net Assets:

Expenses	1.21%[4]	1.20%[4]

Net operating loss	(1.05%)[4]	(0.85%)[4]

Expense waiver/reimbursement[5]	--	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$288,573	$13,893

Portfolio turnover	42%	36%

1 For the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Period Ended October 31,
	2000	1999 [1]
Net Asset Value, Beginning of Period	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.19)[2]	(0.02)[2]
Net realized and unrealized gain on investments	5.66	2.44

TOTAL FROM INVESTMENT OPERATIONS	5.47	2.42

Less Distributions:
Distributions from net realized gain on investments	(0.03)	--

Net Asset Value, End of Period	$17.86	$12.42

Total Return[3]	44.07%	24.20%

Ratios to Average Net Assets:

Expenses	1.96%[4]	1.95%[4]

Net operating loss	(1.79%)[4]	(1.60%)[4]

Expense waiver/reimbursement[5]	--	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$483,036	$34,771

Portfolio turnover	42%	36%

1 For the reporting period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Period Ended October 31,
	2000	1999 [1]
Net Asset Value, Beginning of Period	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.19)[2]	(0.02)[2]
Net realized and unrealized gain on investments	5.65	2.44

TOTAL FROM INVESTMENT OPERATIONS	5.46	2.42

Less Distributions:
Distributions from net realized gain on investments	(0.03)	--

Net Asset Value, End of Period	$17.85	$12.42

Total Return[3]	43.99%	24.20%

Ratios to Average Net Assets:

Expenses	1.96%[4]	1.95%[4]

Net operating loss	(1.80%)[4]	(1.60%)[4]

Expense waiver/reimbursement[5]	--	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$108,631	$7,265

Portfolio turnover	42%	36%

1 For the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Communications Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Period Ended October 31, 1999[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,481,523	$435,623,606	1,427,902	$14,968,937
Shares issued to shareholders in payment of distributions declared	15,761	263,363	--	--
Shares redeemed	(5,518,246)	(116,172,347)	(309,428)	(3,100,338)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	14,979,038	$319,714,622	1,118,474	$11,868,599

	Six Months Ended April 30, 2000		Period Ended October 31, 1999[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	26,524,093	$530,730,780	2,827,718	$30,112,440
Shares issued to shareholders in payment of distributions declared	16,649	271,924	--	--
Shares redeemed	(2,288,175)	(47,139,141)	(28,372)	(304,825)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	24,252,567	$483,863,563	2,799,346	$29,807,615

	Six Months Ended April 30, 2000		Period Ended October 31, 1999[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,418,623	$132,417,914	626,101	$6,564,336
Shares issued to shareholders in payment of distributions declared	3,211	52,410	--	--
Shares redeemed	(920,568)	(18,891,360)	(41,228)	(458,181)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,501,266	$113,578,964	584,873	$6,106,155

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	44,732,871	$917,157,149	4,502,693	$47,782,369

1 For the reporting period from September 21, 1999 (date of initial public investment) to October 31, 1999.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended April 30, 2000, were as follows:

Purchases	$1,118,132,353

Sales	$231,843,457

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Communications Technology Fund

Established 1999

1ST SEMI-ANNUAL REPORT

Federated
Federated Communications Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

25474 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Federated Growth Strategies Fund

President's Message

Dear Shareholder:

Federated Growth Strategies Fund was created in 1984, and I am pleased to present its 16th Semi-Annual Report. The fund's total net assets of $1.6 billion are invested in 124 common stocks of mid- to large-cap corporations, i.e., an issuer of a median stock has a market cap of approximately $15 billion.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 1999, to April 30, 2000. It begins with an interview with the fund's portfolio manager James E. Grefenstette, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's stock holdings, and third is the publication of the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio of mid and large capitalization stocks selected for their strong price and earnings momentum. The fund's portfolio included common stocks representing 11 industry sectors with names investors recognize immediately--America Online, American Express, Circuit City, Corning, Home Depot, Merrill Lynch, Warner-Lambert, and Wal-Mart, to name a few.

During the reporting period, the stock market's upward momentum continued led by large-cap growth and technology stocks.1 Thanks to both sector weightings and security selection, many of the fund's holdings rose in value. This in turn produced a very strong six-month total return of more than 25% for the fund across all share classes. These returns were superior to the 13.15% return of the fund's peer group, the Lipper Growth Funds Average, as well as the 17.26% return of the Standard & Poor's ("S&P 500") Index.2

1 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not reflect sales charges. The S&P 500 Index is an unmanaged index of common stocks in industry, transportation, finance, and public utilities. Investments cannot be made in an index.

As of April 30, 2000, individual share class total return performance, including capital gains distributions, follows.3

	Total Return	Capital Gains	Net Asset Value Increase
Class A Shares	25.71%	$4.33	$37.70 to $42.43 = 13%
Class B Shares	25.31%	$4.33	$36.38 to $40.64 = 12%
Class C Shares	25.28%	$4.33	$36.62 to $40.93 = 12%

Of course, we see significant day-to-day volatility in the stock market. By reinvesting your dividends and capital gains automatically in additional fund shares, you can take advantage of share price fluctuations in volatile markets by adding to your account on a regular basis. Through a systematic investment program you can add to your account on a regular basis, whereby a specific amount is withdrawn from your checking account to purchase more fund shares. By employing the dollar-cost averaging method and buying shares regularly (i.e. monthly additions of the same dollar amount) you can automatically accumulate more shares in your account at lower prices. Please contact your investment representative for more information.

Thank you for selecting Federated Growth Strategies Fund to pursue your long-term financial goals. We welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
June 15, 2000

3 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 18.81%, 19.81% and 24.28%, respectively.

4 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider his financial ability to continue to invest in periods of low price levels.

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your appraisal of the equity market over the first half of the fund's fiscal year ended April 30, 2000?

Continuing their pattern of the past several years, growth stocks were far and away the dominant performers in the U.S. equity market. The primary reason for this is that domestic economic expansion is considered mature with slower growing times ahead. In fact, the National Association of Purchasing Management's monthly business barometer, a good leading indicator of the economy, has inched lower every month since its two-year high in September of 1999. Concurrently, earnings growth rates have been coming down for most publicly held companies. This moderation has encouraged investors to favor growth stocks, which usually offer less economically sensitive growth.

Ultimately, it was a positive period for stocks. For the six-month reporting period ended April 30, 2000, the S&P 500 Index produced a return of 23.89%, while the S&P 600 Small Cap Index returned 17.26%.1

1 S&P 600 Small Cap Index is an unmanaged, market capitalization-weighted index of stocks representing all major industries in the small-cap range of the U.S. stock market. Investments cannot be made in an index.

It was an exceptionally strong six-month reporting period for Federated Growth Strategies Fund. What was the fund's share class performance compared to its peers?

The fund's total returns for the six-month reporting period Class A, B, and C Shares were 25.71%, 25.31%, and 25.28%, respectively, based on net asset value.2 These returns were far and away superior to the 13.15% return of the fund's peer group, the Lipper Growth Funds Average, as well as the 17.26% return of the S&P 500 Index.

What sectors contributed to the fund's outperformance?

Technology and, to a lesser degree, communication services, were the main catalysts in the fund's performance over the last two months of the year 1999. The fund continued to perform very well in the first four months of the year 2000, so it outperformed most of the broader market indexes on the strength of its stock selection and relative sector weightings. The fund was overweighted in technology and communication services sectors, and underweighted in health care and consumer staples sectors. Exceptionally strong performing stocks held by the fund included: Inktomi, RF Micro Devices, Vitesse Semiconductor, and QLogic.

What are some of the fund's recent portfolio additions?

Our recent purchases include the following:

F5 Networks, Inc. (0.6% of portfolio): F5 Networks is a leading provider of integrated Internet traffic and content management solutions designed to improve the availability and performance of mission-critical, Internet-based servers and applications.

CIENA Corp. (0.8% of portfolio): CIENA designs, manufactures and sells open architecture, dense wavelength division multiplexing systems for fiber-optic communications networks, including long-distance and local exchange carriers.

Global Marine, Inc. (0.7% of portfolio): Global Marine is a holding company that provides offshore contract drilling services on a day-rate basis and offshore drilling management services on a day-rate or fixed-price (turnkey) basis.

Phone.com, Inc. (0.4% of portfolio): Phone.com is a provider of software that enables the delivery of Internet-based services to mass-market wireless telephones. Wireless subscribers thus have access to Internet and corporate intranet-based services, including e-mail, news, stocks, weather, and sports.

2 Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 18.81%, 19.81% and 24.28%, respectively.

What were the fund's top ten holdings as of April 30, 2000, and what were the industry weightings?

The top ten stock holdings and sector weightings were as follows:

Name	Percentage of Net Assets
Oracle Corp.	2.0%
PMC-Sierra, Inc.	1.9%
RF Micro Devices, Inc.	1.8%
Citrix Systems, Inc.	1.8%
Vitesse Semiconductor Corp.	1.7%
Echostar Communications Corp., Class A	1.7%
EMC Corp. Mass	1.7%
Nokia Oyj, Class A, ADR	1.6%
McLeodUSA, Inc., Class A	1.5%
Enron Corp.	1.4%
TOTAL	17.1%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Technology	41.9%	32.0%
Health Care	10.5%	10.1%
Communication Services	8.8%	7.3%
Energy	7.7%	5.3%
Financials	6.7%	12.9%
Consumer Cyclicals	5.9%	8.3%
Consumer Staples	5.7%	10.2%
Capital Goods	4.6%	8.6%
Utilities	2.3%	2.6%
Basic Materials	1.0%	2.3%
Transportation	0.5%	0.6%
Other	5.4%	0.0%

As we approach mid-year, what is your overall outlook for the market?

We foresee no major changes near-term in the investment strategies of the fund. We believe attractive growth opportunities will continue to be found in the technology and communication services sectors of the market along with the media and entertainment industries.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $16,000 in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $230,520 on 4/30/00. You would have earned an 18.54%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/00, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 67.63%, 33.81%, and 20.06%, respectively. Class B Shares' 1-year and since inception (8/16/95) total returns were 70.63% and 32.53%, respectively. Class C Shares' 1-year and since inception (8/16/95) total returns were 75.14% and 32.83%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 15 years (reinvesting all dividends and capital gains) grew to $85,267.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $16,000, but your account would have reached a total value of $85,2671 by 4/30/00. You would have earned an average annual total return of 18.47%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictional couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan have been planning for the college education of their child. On April 30, 1990, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $118,908. This represents a 20.44% average annual total return. For the Rices, a dedicated program of monthly investments really paid off.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--95.6%
		Basic Materials--1.0%
200,500		Alcoa, Inc.	$13,007,437
62,300		Weyerhaeuser Co.	3,329,156

		TOTAL	16,336,593

		Capital Goods--4.6%
109,200		CTS Corp.	6,886,425
71,000		Corning, Inc.	14,022,500
207,600	[1]	Flextronics International Ltd.	14,583,900
164,625		Molex, Inc.	9,044,086
167,000	[1]	Sanmina Corp.	10,030,437
382,400		Tyco International Ltd.	17,566,500

		TOTAL	72,133,848

		Communication Services--7.4%
277,400	[1]	AT&T Canada, Inc., Class B	11,824,175
211,900	[1]	Adelphia Business Solutions, Inc.	7,416,500
242,000		Alltel Corp.	16,123,250
20,300	[1]	Completel Europe N.V.	327,337
150,600	[1]	ITXC Corp.	4,037,962
912,600	[1]	McLeodUSA, Inc., Class A	22,815,000
147,700	[1]	Nextel Communications, Inc., Class A	16,163,919
91,100	[1]	NTL, Inc.	6,969,150
137,400	[1]	Sprint PCS Group	7,557,000
100,300	[1]	VoiceStream Wireless Corp.	9,929,700
306,900	[1]	WinStar Communications, Inc.	12,237,637

		TOTAL	115,401,630

		Consumer Cyclicals--5.6%
226,300	[1]	BJ's Wholesale Club, Inc.	8,019,506
189,400		Circuit City Stores, Inc.	11,139,087
467,400	[1]	Gemstar International Group Ltd.	21,617,250
254,700		Home Depot, Inc.	14,279,119
294,400	[1]	MIPS Technologies, Inc., Class A	8,500,800
Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--continued
116,700		Omnicom Group, Inc.	$10,626,994
116,500		Wal-Mart Stores, Inc.	6,451,187
88,400		Xcelera.com, Inc.	7,735,000

		TOTAL	88,368,943

		Consumer Staples--7.4%
442,300	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	22,087,356
417,800	[1]	Echostar Communications Corp., Class A	26,608,637
922,700	[1]	HomeGrocer.com, Inc.	4,613,500
399,500		News Corp. Ltd., ADR	17,578,000
161,000	[1]	RCN Corp.	4,608,625
264,600	[1]	UnitedGlobalCom, Inc., Class A	14,056,875
100,000	[1]	Univision Communications, Inc., Class A	10,925,000
185,400	[1]	Westwood One, Inc.	6,558,525
289,000	[1]	XM Satellite Radio Holdings, Inc., Class A	8,326,812

		TOTAL	115,363,330

		Energy--7.7%
415,700		Diamond Offshore Drilling, Inc.	16,757,906
400,800		ENSCO International, Inc.	13,301,550
478,700	[1]	Global Marine, Inc.	11,488,800
741,700	[1]	Grant Prideco, Inc.	14,277,725
149,000		Murphy Oil Corp.	8,791,000
334,800	[1]	Nabors Industries, Inc.	13,203,675
274,700	[1]	Noble Drilling Corp.	10,970,831
795,000	[1]	R&B Falcon Corp.	16,496,250
361,600	[1]	Weatherford International, Inc.	14,690,000

		TOTAL	119,977,737

		Financials--6.7%
88,800		American Express Co.	13,325,550
351,600		Citigroup, Inc.	20,898,225
533,400	[1]	E*Trade Group, Inc.	11,468,100
136,800	[1]	Frontline Capital Group	2,342,700
276,900		ICICI Ltd., ADR	6,645,600
205,200	[1]	Knight/Trimark Group, Inc.	7,733,475
470,230		MBNA Corp.	12,490,484
56,400		Merrill Lynch & Co., Inc.	5,749,275
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
147,800		Morgan Stanley, Dean Witter & Co.	$11,343,650
142,500		Providian Financial Corp.	12,548,906

		TOTAL	104,545,965

		Health Care--10.5%
55,900	[1]	Affymetrix, Inc.	7,549,994
132,600		American Home Products Corp.	7,450,463
117,200	[1]	Biogen, Inc.	6,892,825
154,900	[1]	Chiron Corp.	7,009,225
291,100	[1]	Enzon, Inc.	10,843,475
119,400	[1]	Forest Labratories, Inc., Class A	10,037,063
94,400	[1]	Genentech, Inc.	11,044,800
95,600	[1]	Human Genome Sciences, Inc.	7,319,375
209,100	[1]	Immunex Corp.	8,233,313
195,500		Lilly (Eli) & Co.	15,114,594
145,400	[1]	Maxim Pharmaceuticals, Inc.	5,634,250
48,300	[1]	Medimmune, Inc.	7,724,981
49,800	[1]	Millennium Pharmaceuticals, Inc.	3,952,875
237,300	[1]	Novoste Corp.	9,729,300
332,300		Pfizer, Inc.	13,998,138
279,900		Pharmacia Corp.	13,977,506
153,648		Warner-Lambert Co.	17,487,063

		TOTAL	163,999,240

		Technology--41.9%
491,900	[1]	ACTV, Inc.	8,915,688
155,100	[1]	ASM Lithography Holding NV	6,204,000
110,900	[1]	Alteon Websystems, Inc.	7,541,200
339,500	[1]	America Online, Inc.	20,306,344
361,200	[1]	American Tower Systems Corp.	16,795,800
63,800	[1]	Apple Computer, Inc.	7,915,188
63,800	[1]	Ariba, Inc.	4,733,163
81,800	[1]	Broadcom Corp., Class A	14,100,275
265,600	[1]	Broadvision, Inc.	11,669,800
97,400	[1]	CIENA Corp.	12,041,075
227,200	[1]	Cisco Systems, Inc.	15,751,350
456,400	[1]	Citrix Systems, Inc.	27,868,925
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
71,600	[1]	Commerce One, Inc.	$4,372,075
93,200	[1]	Conexant Systems, Inc.	5,580,350
108,200	[1]	Cree Research, Inc.	15,743,100
159,200	[1]	Cymer, Inc.	6,218,750
191,100	[1]	EMC Corp. Mass	26,550,956
233,400	[1]	Electronics for Imaging, Inc.	12,195,150
131,700		Ericsson, Class B, ADR	11,647,219
236,800	[1]	Exodus Communications, Inc.	20,942,000
213,800	[1]	F5 Networks, Inc.	9,981,788
61,000	[1]	Foundry Networks, Inc.	5,551,000
162,400	[1]	iGATE Capital Corp.	4,872,000
112,200	[1]	Inktomi Corp.	17,271,788
142,950	[1]	Interlink Electronics, Inc.	4,288,500
127,700	[1]	Internap Network Services Corp.	4,916,450
123,900	[1]	JDS Uniphase Corp.	12,846,881
54,300	[1]	Juniper Networks, Inc.	11,548,931
208,500	[1]	Level 3 Communications, Inc.	18,556,500
169,100	[1]	Microsoft Corp.	11,794,725
439,200		Nokia Oyj, Class A, ADR	24,979,500
237,900	[1]	Novellus Systems, Inc.	15,864,956
399,000	[1]	Oracle Corp.	31,895,063
151,600	[1]	PMC-Sierra, Inc.	29,088,250
79,500	[1]	Phone.com, Inc.	6,678,000
191,500	[1]	Portal Software, Inc.	8,785,063
188,400	[1]	Qlogic Corp.	18,898,875
137,000	[1]	Qualcomm, Inc.	14,855,938
277,400	[1]	RF Micro Devices, Inc.	28,866,938
13,600	[1]	Satyam Infoway Ltd., ADR	527,000
87,200	[1]	Siebel Systems, Inc.	10,714,700
219,600	[1]	Sun Microsystems, Inc.	20,189,475
119,600	[1]	Sycamore Networks, Inc.	9,388,600
47,150	[1]	USinternetworking, Inc.	1,172,856
81,000	[1]	VeriSign, Inc.	11,289,375
80,200	[1]	Veritas Software Corp.	8,602,703
401,100	[1]	Vitesse Semiconductor Corp.	27,299,869
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Technology--continued
304,800	[1]	Xilinx, Inc.	$22,326,600
31,400	[1]	Yahoo, Inc.	4,089,850

		TOTAL	654,234,582

		Transportation--0.5%
174,200		Expeditors International Washington, Inc.	7,447,050

		Utilities--2.3%
209,622		Dynegy, Inc.	13,717,140
321,900		Enron Corp.	22,432,406

		TOTAL	36,149,546

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,044,346,320)	1,493,958,464

		REPURCHASE AGREEMENT--5.4%[2]
$85,065,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	85,065,000

		TOTAL INVESTMENTS (IDENTIFIED COST $1,129,411,320)[3]	$1,579,023,464

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $1,129,411,320. The net unrealized appreciation of investments on a federal tax basis amounts to $449,612,144 which is comprised of $560,403,565 appreciation and $110,791,421 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($1,563,444,744) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $1,129,411,320)		$1,579,023,464
Income receivable		494,645
Receivable for investments sold		94,490
Receivable for shares sold		5,483,220

TOTAL ASSETS		1,585,095,819

Liabilities:
Payable for investments purchased	$19,342,221
Payable for shares redeemed	583,269
Payable to bank	956,259
Accrued expenses	769,326

TOTAL LIABILITIES		21,651,075

Net assets for 37,272,304 shares outstanding		$1,563,444,744

Net Assets Consist of:
Paid-in capital		$1,007,995,303
Net unrealized appreciation of investments		449,612,144
Accumulated net realized gain on investments		112,660,540
Accumulated net operating loss		(6,823,243)

TOTAL NET ASSETS		$1,563,444,744

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($1,146,354,146 ÷ 27,018,827 shares outstanding)		$42.43

Offering Price Per Share (100/94.50 of $42.43)[1]		$44.90

Redemption Proceeds Per Share		$42.43

Class B Shares:
Net Asset Value Per Share ($356,813,480 ÷ 8,780,691 shares outstanding)		$40.64

Offering Price Per Share		$40.64

Redemption Proceeds Per Share (94.50/100 of $40.64)[1]		$38.40

Class C Shares:
Net Asset Value Per Share ($60,277,118 ÷ 1,472,786 shares outstanding)		$40.93

Offering Price Per Share		$40.93

Redemption Proceeds Per Share (99.00/100 of $40.93)[1]		$40.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $22,867)			$1,880,536
Interest			1,116,338

TOTAL INCOME			2,996,874

Expenses:
Investment adviser fee		$5,306,904
Administrative personnel and services fee		532,917
Custodian fees		35,132
Transfer and dividend disbursing agent fees and expenses		565,675
Directors'/Trustees' fees		4,667
Auditing fees		7,847
Legal fees		2,624
Portfolio accounting fees		90,701
Distribution services fee--Class B Shares		1,099,400
Distribution services fee--Class C Shares		183,102
Shareholder services fee--Class A Shares		1,341,467
Shareholder services fee--Class B Shares		366,467
Shareholder services fee--Class C Shares		61,034
Share registration costs		128,627
Printing and postage		90,515
Insurance premiums		216
Miscellaneous		12,269

TOTAL EXPENSES		9,829,564

Waiver and Expense Reduction:
Waiver of shareholder services fee--Class C Shares	$(4,883)
Fees paid indirectly from directed broker arrangements	(4,564)

TOTAL WAIVER AND EXPENSE REDUCTION		(9,447)

Net expenses			9,820,117

Net operating loss			(6,823,243)

Realized and Unrealized Gain on Investments:
Net realized gain on investments			114,318,794
Net change in unrealized appreciation of investments			125,855,245

Net realized and unrealized gain on investments			240,174,039

Change in net assets resulting from operations			$233,350,796

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(6,823,243)	$(7,362,063)
Net realized gain on investments ($114,318,794 and $132,898,358 respectively, as computed for federal tax purposes)	114,318,794	133,571,596
Net change in unrealized appreciation of investments	125,855,245	226,084,937

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	233,350,796	352,294,470

Distributions to Shareholders:
Distributions from net realized gains on investments
Class A Shares	(90,688,253)	--
Class B Shares	(21,701,037)	--
Class C Shares	(3,423,623)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(115,812,913)	--

Share Transactions:
Proceeds from sale of shares	989,847,445	867,487,600
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	3,284,745
Net asset value of shares issued to shareholders in payment of distributions declared	95,354,959	--
Cost of shares redeemed	(623,309,926)	(840,233,139)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	461,892,478	30,539,206

Change in net assets	579,430,361	382,833,676

Net Assets:
Beginning of period	984,014,383	601,180,707

End of period	$1,563,444,744	$984,014,383

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$37.70	$23.53	$31.54	$25.84	$26.22	$21.28
Income From Investment Operations:
Net investment income (net operating loss)	(0.17)[2]	(0.25)[2]	(0.14)[2]	(0.04)	0.04	0.24
Net realized and unrealized gain (loss) on investments	9.23	14.42	(1.48)	8.56	5.01	5.64

TOTAL FROM INVESTMENT OPERATIONS	9.06	14.17	(1.62)	8.52	5.05	5.88

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[3]	(0.04)	(0.26)
Distributions from net realized gain on investments	(4.33)	_	(6.39)	(2.82)	(5.39)	(0.68)

TOTAL DISTRIBUTIONS	(4.33)	--	(6.39)	(2.82)	(5.43)	(0.94)

Net Asset Value, End of Period	$42.43	$37.70	$23.53	$31.54	$25.84	$26.22

Total Return[4]	25.71%	60.22%	(6.12%)	36.37%	23.16%	29.03%

Ratios to Average Net Assets:

Expenses	1.21%[5]	1.24%	1.20%	1.14%	1.13%	1.10%

Net investment income (net operating loss)	(0.78%)[5]	(0.80%)	(0.54%)	(0.14%)	0.15%	1.05%

Expense waiver/reimbursement[6]	--	--	--	0.10%	0.15%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,146,354	$776,828	$510,552	$509,678	$307,382	$249,110

Portfolio turnover	55%	125%	119%	146%	89%	125%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$36.38	$22.88	$31.02	$25.65	$26.23	$25.51
Income From Investment Operations:
Net operating loss	(0.32)[3]	(0.47)[3]	(0.34)[3]	(0.10)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	8.91	13.97	(1.41)	8.29	4.91	0.74

TOTAL FROM INVESTMENT OPERATIONS	8.59	13.50	(1.75)	8.19	4.81	0.72

Less Distributions:
Distributions from net realized gain on investments	(4.33)	--	(6.39)	(2.82)	(5.39)	--

Net Asset Value, End of Period	$40.64	$36.38	$22.88	$31.02	$25.65	$26.23

Total Return[4]	25.31%	59.00%	(6.78%)	35.23%	22.03%	2.82%

Ratios to Average Net Assets:

Expenses	1.96%[5]	1.99%	1.96%	1.99%	2.03%	2.04%[5]

Net operating loss	(1.53%)[5]	(1.55%)	(1.34%)	(1.04%)	(0.79%)	(0.66%)[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$356,813	$177,091	$77,975	$39,588	$10,858	$1,345

Portfolio turnover	55%	125%	119%	146%	89%	125%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 16, 1995 (date of initial public investment) to October 31, 1995.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$36.62	$23.02	$31.16	$25.68	$26.22	$25.51
Income From Investment Operations:
Net operating loss	(0.32)[3]	(0.47)[3]	(0.34)[3]	(0.20)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	8.96	14.07	(1.41)	8.50	4.90	0.73

TOTAL FROM INVESTMENT OPERATIONS	8.64	13.60	(1.75)	8.30	4.85	0.71

Less Distributions:
Distributions from net realized gain on investments	(4.33)	--	(6.39)	(2.82)	(5.39)	--

Net Asset Value, End of Period	$40.93	$36.62	$23.02	$31.16	$25.68	$26.22

Total Return[4]	25.28%	59.08%	(6.74%)	35.66%	22.12%	2.78%

Ratios to Average Net Assets:

Expenses	1.94%[5]	1.97%	1.94%	1.90%	1.92%	2.05%[5]

Net operating loss	(1.51%)[5]	(1.53%)	(1.34%)	(0.91%)	(0.72)%	(0.71%)[5]

Expense waiver/reimbursement[6]	0.02%[5]	0.02%	0.02%	0.09%	0.12%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$60,277	$30,096	$12,654	$5,860	$3,667	$57

Portfolio turnover	55%	125%	119%	146%	89%	125%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 16, 1995 (date of initial public investment) to October 31, 1995.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Fund Shares Issued	89,455

Common Trust Fund Net Assets Received	$3,284,745

Unrealized Appreciation[1]	$2,494,749

1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,790,125	$745,426,774	21,770,130	$691,471,420
Shares issued in connection with tax-free transfer of assets from a Common Trust Fund	--	--	89,455	3,284,745
Shares issued to shareholders in payment of distributions declared	1,939,972	71,759,690	--	--
Shares redeemed	(12,318,101)	(547,569,739)	(22,951,587)	(721,971,631)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,411,996	$269,616,725	(1,092,002)	$(27,215,466)

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,077,649	$175,988,420	3,047,082	$96,020,910
Shares issued to shareholders in payment of distributions declared	572,628	20,351,559	--	--
Shares redeemed	(736,831)	(31,755,112)	(1,587,720)	(49,602,318)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,913,446	$164,584,867	1,459,362	$46,418,592

	Six Months Ended April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,589,927	$68,432,251	2,396,438	$77,500,521
Shares issued to shareholders in payment of distributions declared	90,629	3,243,710	--	--
Shares redeemed	(1,029,662)	(43,985,075)	(2,124,350)	(68,659,190)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	650,894	$27,690,886	272,088	$8,841,331

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,976,336	$461,892,478	639,448	$28,044,457

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended April 30, 2000, the Fund's expenses were reduced by $4,564 under these arrangements.

Interfund Transactions

During the period ended April 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,243,800 and $10,572,333, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$1,051,065,272

Sales	$757,572,883

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Growth Strategies Fund

Established 1984

16TH SEMI-ANNUAL REPORT

Federated
Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

8010409 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                                  APPENDIX FOR

                             FEDERATED EQUITY FUNDS

                     SEMI ANNUAL REPORT DATED JUNE 30, 2000

PAGE 6 OF THE FEDERATED GROWTH STRATEGIES FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $50,000 ranging from $0 to
$250,000 and indicates that the ending value of the hypothetical initial investment of $16,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $230,520 on 4/30/00. The "Y"
axis reflects computation periods from 8/23/84 to 4/30/00.

PAGE 7 OF THE FEDERATED GROWTH STRATEGIES FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $20,000 ranging from $0 to
$100,000 and indicates that the ending value of the hypothetical initial investment of $1,000 and subsequent investments of $1,000 each year for 15 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $85,267 on 4/30/00. The "Y" axis reflects computation periods from 8/23/84 to 4/30/00.

PAGE 8 OF THE FEDERATED GROWTH STRATEGIES FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $26,000 ranging from $0 to
$130,000 and indicates that the ending value of the hypothetical initial investment of $5,000 and subsequent investments of $250.00 each month for 10 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $118,908 on 4/30/00. The "Y" axis reflects computation periods from 4/30/90 to 4/30/00.

PAGE 6 OF THE FEDERATED CAPITAL APPRECIATION FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $100,000 ranging from $0 to
$800,000 and indicates that the ending value of the hypothetical initial investment of $24,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $732,090 on 4/30/00. The "Y"
axis reflects computation periods from 1/1/77 to 4/30/00.

PAGE 7 OF THE FEDERATED CAPITAL APPRECIATION FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $50,000 ranging from $0 to
$250,000 and indicates that the ending value of the hypothetical initial investment of $1,000 and subsequent investments of $1,000 each year for 23 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $245,261 on 4/30/00. The "Y" axis reflects computation periods from 1/1/77 to 4/30/00.

PAGE 8 OF THE FEDERATED GROWTH STRATEGIES FUND SEMI ANNUAL REPORT

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $20,000 ranging from $0 to
$120,000 and indicates that the ending value of the hypothetical initial investment of $5,000 and subsequent investments of $250.00 each month for 10 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $117,396 on 4/30/00. The "Y" axis reflects computation periods from 4/30/90 to 4/30/00.

PAGE 6 OF THE FEDERATED SMALL CAP STRATEGIES FUND SEMI ANNUAL REPORT A1. The
graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $2,000 ranging from $0 to
$12,000 and indicates that the ending value of the hypothetical initial investment of $5,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $9,392 on 4/30/00. The "Y" axis reflects computation periods from 11/1/95 to 4/30/00.

PAGE 7 OF THE FEDERATED SMALL CAP STRATEGIES FUND SEMI ANNUAL REPORT A1. The
graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $1,000 ranging from $0 to
$7,000 and indicates that the ending value of the hypothetical initial investment of $1,000 and subsequent investments of $1,000 each year for 4 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $6,092 on 4/30/00. The "Y" axis reflects computation periods from 11/1/95 to 4/30/00.

PAGE 8 OF THE FEDERATED SMALL CAP STRATEGIES FUND SEMI ANNUAL REPORT A1. The
graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis is measured in increments of $5,000 ranging from $0 to
$30,000 and indicates that the ending value of the hypothetical initial investment of $5,000 and subsequent investments of $250.00 each month for 4 years in the Fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $24,260 on 4/30/00. The "Y" axis reflects computation periods from 11/1/95 to 4/30/00.